AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 196                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 197                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

                                 1-800-932-7781
                        (Registrant's Telephone Number)

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                    Copy to:

Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Corporation
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456


    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         / /    Immediately upon filing pursuant to paragraph (b)
         / /    On [date] pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         /X /   75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               HARVEST FUNDS (US)

                                   PROSPECTUS

                               NOVEMBER 28, 2012

                         HARVEST CHINA ALL ASSETS FUND
                       (Institutional Class: ___________)
                             (Class A: ___________)


                         HARVEST INTERMEDIATE BOND FUND
                       (Institutional Class: ___________)
                             (Class A: ___________)

                     INSTITUTIONAL CLASS AND CLASS A SHARES

                                   ADVISED BY
                       HARVEST GLOBAL INVESTMENTS LIMITED

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT OFFER FOR SALE AND IS NOT A SOLICITATION OF OFFERS TO PURCHASE SHARES OF CERTAIN FUNDS DESCRIBED HEREIN IN THOSE STATES AND JURISDICTIONS WHERE THE FUNDS ARE NOT REGISTERED AND/OR QUALIFIED FOR SALE. THE FUNDS MAY NOT BE AVAILABLE FOR SALE IN ALL STATES.

                        THE ADVISORS' INNER CIRCLE FUND

ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                PAGE
HARVEST CHINA ALL ASSETS FUND
         INVESTMENT OBJECTIVE ................................... 2
         FUND FEES AND EXPENSES ................................. 2
         PRINCIPAL INVESTMENT STRATEGY .......................... 3
         PRINCIPAL RISKS ........................................ 5
         PERFORMANCE INFORMATION ................................ 8
         INVESTMENT ADVISER ..................................... 8
         PORTFOLIO MANAGERS ..................................... 8
         TAX INFORMATION ........................................ 8
HARVEST INTERMEDIATE BOND FUND
         INVESTMENT OBJECTIVE ................................... 9
         FUND FEES AND EXPENSES ................................. 9
         PRINCIPAL INVESTMENT STRATEGY ..........................10
         PRINCIPAL RISKS ........................................11
         PERFORMANCE INFORMATION ................................14
         INVESTMENT ADVISER .....................................14
         PORTFOLIO MANAGERS .....................................14
         TAX INFORMATION ........................................14
SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES
AND FINANCIAL INTERMEDIARY COMPENSATION .........................15
MORE INFORMATION ABOUT RISK .....................................16
MORE INFORMATION ABOUT FUND INVESTMENTS .........................22
INFORMATION ABOUT PORTFOLIO HOLDINGS ............................22
INVESTMENT ADVISER ..............................................22
PORTFOLIO MANAGERS ..............................................23
PURCHASING, SELLING AND EXCHANGING FUND SHARES ..................24
SALES CHARGES ...................................................30
SHAREHOLDER SERVICING ARRANGEMENTS ..............................34
PAYMENTS TO FINANCIAL INTERMEDIARIES ............................34
OTHER POLICIES ..................................................35
DISTRIBUTION OF FUND SHARES .....................................37
DIVIDENDS AND DISTRIBUTIONS .....................................37
TAXES ...........................................................38
HOW TO OBTAIN MORE INFORMATION ABOUT THE
    HARVEST FUNDS ...............................................Back Cover

HARVEST CHINA ALL ASSETS FUND

INVESTMENT OBJECTIVE

The Harvest China All Assets Fund (the "Fund") seeks to provide income and capital stability over the medium term and capital appreciation over the long term.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page XX of the prospectus.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                INSTITUTIONAL CLASS              CLASS A SHARES
                                                                       SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
  a percentage of offering price)                                        None                        5.50%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                   None                        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions
  (as a percentage of offering price)                                    None                        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  shares redeemed have been held for less than 90 days)                  1.50%                      1.50%
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS          CLASS A SHARES
                                                                    SHARES
------------------------------------------------------------------------------------------------------------
Management Fees                                                     1.25%                    1.25%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           None                     0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses(1)                                                   0.63%                    0.63%
------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(2)                                  0.01%                    0.01%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                1.89%                    2.14%
------------------------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                  (0.63)%                  (0.63)%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee
Reductions and/or Expense Reimbursements(3)                         1.26%                    1.51%
------------------------------------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

(3) Harvest Global Investments Limited (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% and

         1.50% of the Fund's average daily net assets of the Institutional Class and Class A Shares, respectively, until April 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                    1 YEAR          3 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES          $128             $  533
--------------------------------------------------------------------------------
CLASS A SHARES                      $720             $1,149
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity and fixed income securities of issuers whose activities are related to the economic development and growth of the People's Republic of China ("PRC") and Hong Kong (collectively "China"). Harvest Global Investments Limited ("Harvest" or the "Adviser"), the Fund's investment adviser, considers an issuer's activities to be closely related to the economic development and growth of China if:

         o The issuer is organized under the laws of, or has its principal office in China;

         o The issuer has the primary trading markets for its securities in China;

         o The issuer has substantial business dealings with entities from, or derive substantial revenue from, or whose subsidiaries, related or associated corporations derive substantial revenue from China; or

         o The issuer's securities are denominated in Renminbi (the official currency of the PRC).

The equity securities in which the Fund may invest include common stock, preferred stock, American Depositary Receipts, Global Depositary Receipts, and investment companies (including other mutual funds or exchange-traded funds).

In selecting equity securities for the Fund, Harvest adopts a fundamental bottom-up research approach combined with top-down sector allocation and strict risk management. Harvest begins by collecting economic, policy, industry, company and other information using its proprietary systems. Harvest then uses quantitative screening, financial modelling and securities valuations to analyze the information it has collected. Harvest then constructs the Fund's portfolio with securities that, it believes provide the most upside within its risk control parameters.

The fixed income securities in which the Fund may invest include fixed income securities denominated in Renminbi and U.S. dollars issued by corporations and governments, including the agencies or instrumentalities of governments in the China and Asian region. The Renminbi-denominated securities in which the Fund may invest are principally traded in the CNH market, which is an over the counter market located in countries other than the PRC, such as Hong Kong or Singapore. The Fund also may purchase U.S. dollar-denominated fixed income securities issued by PRC and Hong Kong companies in over-the-counter markets through major financial institutions.

With respect to its fixed income investments, the Fund may invest in both investment grade securities and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting fixed income securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") to gain exposure to these equity and fixed income securities and to PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RFQII") status, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. The Fund may invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's 80% policy described above, Access Products are classified according to their underlying or referenced investment, security or securities. Forward currency contracts and currency futures used by the Fund to hedge its fixed income investments to the Renminbi will be included in the 80% percent policy. The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CHINA-RELATED INVESTMENTS RISK

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The PRC government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment),monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

CURRENCY RISK.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, such as the Renminbi, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK.

The Fund's use of futures contracts, forward contracts and participatory notes is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for participatory notes) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and participatory notes is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EMERGING MARKETS RISK.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

EQUITY MARKET RISK.

Since it purchases equity securities, the Fund is subject to the risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The risk that the issuer of a security or counterparty to a contract will default or otherwise become unable to honor a financial obligation.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. The risk that the value of fixed income securities, including U.S. Government Securities, will fall due to rising interest rates.

FOREIGN SECURITIES RISK.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

LIQUIDITY RISK.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

SMALL-CAP AND MID-CAP RISK.

The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Harvest Global Investments Limited

PORTFOLIO MANAGER

Thomas Kwan, CFA, Head of Fixed Income, has been a co-lead portfolio manager for the Fund since its inception.

Jerry Wang, Portfolio Manager, has been a co-lead portfolio manager for the Fund since its inception.

Jiang Yiqian, Head of China Equity, has been a portfolio manager for the Fund since its inception.

Michael Yu, CFA, Portfolio Manager, has been a portfolio manager for the Fund since its inception.

Maggie Zheng, Portfolio Manager, has been a portfolio manager for the Fund since its inception.

Michael Jiang, Investment Director, has been a portfolio manager for the Fund since its inception.

Wonnie Chu, Portfolio Manager, has been a portfolio manager for the Fund since its inception.

TAX INFORMATION

The distributions made by the Fund generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 15 OF THE PROSPECTUS.

HARVEST INTERMEDIATE BOND FUND

INVESTMENT OBJECTIVE

The Harvest Intermediate Bond Fund (the "Fund") seeks long-term total return through a combination of capital appreciation and current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Harvest Funds. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                      INSTITUTIONAL          CLASS A SHARES
                                                                      CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                                    None                     4.25%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                   None                     None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions (as a percentage of
  offering price)                                                        None                     None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
  shares redeemed have been held for less than 90 days)                  1.50%                    1.50%
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

------------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS          CLASS A SHARES
                                                           SHARES
----------------------------------------------------------------------------------------------------
Management Fees                                            0.75%                      0.75%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                  None                       0.25%
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                          0.41%                      0.41%
----------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses(2)                         0.01%                      0.01%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                       1.17%                      1.42%
----------------------------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements         (0.41)%                    (0.41)%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee             0.76%                      1.01%
Reductions and/or Expense Reimbursements(3)
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.

(2) "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

(3) Harvest Global Investments Limited (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, Acquired Fund Fees and Expenses, brokerage commissions and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.75% and 1.00% of the Fund's average daily net assets of the Institutional Class and Class A Shares, respectively, until

         April 30, 2014. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense caps, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense caps to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2014.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                    1 YEAR          3 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES          $ 78             $331
--------------------------------------------------------------------------------
CLASS A SHARES                      $350             $649
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities. The Fund's investments primarily will be fixed income securities issued by corporations and governments, including the agencies and instrumentalities of governments in the China and Asian region, denominated in U.S. dollars and Renminbi, the official currency of the People's Republic of China ("PRC"). The Renminbi-denominated securities in which the Fund may invest are principally traded in the CNH market, which is an over the counter market located in countries other than the PRC, such as Hong Kong or Singapore. The Fund also may purchase U.S. dollar-denominated fixed income securities issued by PRC and Hong Kong companies in over-the-counter markets through major financial institutions.

The Fund may invest in participatory notes or other structured or derivative instruments ("Access Products") to gain exposure to these securities and to PRC domestic securities available only to foreign investors that have obtained status as a Qualified Foreign Institutional Investor ("QFII"). In the event that Harvest obtains QFII or Renminbi Qualified Foreign Institutional Investor ("RFQII") status, it may invest the Fund's assets directly in such PRC domestic securities instead of the Access Products. The Fund may invest in forward currency contracts and currency futures to hedge U.S. dollar-denominated exposure to the Renminbi and U.S. Treasury futures to hedge against fluctuations in U.S. interest rates.

The Fund may invest in both investment-grade and high yield securities (also known as "junk bonds"). Investment grade securities are generally considered to be those rated Baa3 or better by Moody's Investor Services or BBB- or better by Standard & Poor Corporation or Fitch, Inc. High yield securities are those securities rated lower than investment grade. The Fund may also invest in unrated securities which are determined by Harvest Global Investments Limited ("Harvest" or the "Adviser"), the Fund's investment adviser, to be of comparable quality. The Fund may purchase securities of various maturities. Under normal market conditions, the Fund expects to maintain an average portfolio duration of 3 to 5 years.

In selecting securities for the Fund, Harvest pursues a combined approach of top-down and bottom-up research. In its top-down approach, Harvest considers economic data on a global, regional and local basis (e.g., economic growth, monetary and fiscal policies and interest rate cycles) in order to identify longer-term macro trends and current themes which, in the view of Harvest, are likely to impact markets. In its bottom-up approach, Harvest uses a proprietary internal rating process and incorporates its sector views and strategies determined from the top-down approach.

The Fund may change its 80% policy at any time and will notify shareholders 60 days in advance of the change. For purposes of the Fund's 80% policy described above, Access Products are classified according to their underlying or referenced investment, security or securities. Forward currency contracts and currency futures used by the Fund to hedge its fixed income investments to the Renminbi will be included in the 80% percent policy. The Fund may buy and sell securities frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

CHINA-RELATED INVESTMENTS RISK.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The PRC government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment),monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export-oriented industries, maybe adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

CURRENCY RISK.

As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK.

The Fund's use of futures contracts, forward contracts and participatory notes is subject to market risk, leverage risk, correlation risk, liquidity risk, and (except for participatory notes) hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of forward contracts and participatory notes is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

EMERGING MARKETS RISK.

Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The risk that the issuer of a security or counterparty to a contract will default or otherwise become unable to honor a financial obligation.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. The risk that the value of fixed income securities, including U.S. Government Securities, will fall due to rising interest rates.

FOREIGN SECURITIES RISK.

Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency, and as such are subject to currency risk described above.

LIQUIDITY RISK.

The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

Harvest Global Investments Limited

PORTFOLIO MANAGER

Thomas Kwan, CFA, Head of Fixed Income, has been the lead portfolio manager for the Fund since its inception.

Wonnie Chu, Portfolio Manager, has been a portfolio manager for the Fund since its inception.

TAX INFORMATION

The distributions made by the Fund generally are taxable, and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

FOR MORE INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 15 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT PURCHASING AND SELLING SHARES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASING AND SELLING FUND SHARES

To purchase Class A Shares of a Fund for the first time, you must invest at least $2,500 ($1,000 for individual retirement accounts ("IRAs")). Your subsequent investments in a Fund must be made in amounts of at least $100. Systematic planned contributions are required to be at least $100. To purchase Institutional Class Shares of a Fund for the first time, you must invest at least $1,000,000. There is no minimum for subsequent investments. Each Fund reserves the right to waive the minimum initial investment amount in its sole discretion.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day") via Automated Clearing House (subject to certain account minimums) or by contacting the Funds directly by mail at: [XX].

If you own your shares through an account with an investment professional or other institution, contact that investment professional or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Funds involves risk and there is no guarantee that the Funds will achieve their goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CHINA-RELATED INVESTMENTS RISK

Because the Funds geographically focus their investments in securities of Chinese issuers and issuers with economic ties to China, the Funds may be subject to the following additional risks related to their investments in Renminbi-denominated securities and the PRC capital markets:

CNH MARKET RISK. While the CNH market is expected to continue to grow, it is relatively new and may not be as liquid as and may be more volatile than more established markets. Due to potentially limited liquidity of Renminbi-denominated fixed income securities issued or distributed in the CNH market, the spread between bid and offer prices for these securities may be higher compared to those of other fixed income securities.

CHINA TAX RISK. The Funds may establish a reserve for Chinese tax liabilities in the event that it invests in domestic securities issued onshore in PRC. If there is a shortfall in the reserve, a Fund's NAV may go down because the Fund will ultimately have to pay the additional tax liabilities. Each Fund may have to comply with China tax withholding regulations, and may incur and pay tax liabilities that cannot be reclaimed.

ECONOMIC RISK. The economy of China differs substantially from the economies of most developed countries in many respects including its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, interest rates, allocation of resources and capital reinvestment, among others. The Chinese economy has grown rapidly during the past several years, and there is no assurance that this growth rate will continue. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. The Chinese economy is export-driven and highly reliant on trade. Adverse changes to the economic conditions of its primary trading partners would adversely impact the Chinese economy and the Funds' investments. An economic downturn in China would adversely impact the Funds' investments.

EXCHANGE RATE RISK. The Funds may invest a significant portion of their assets in investments denominated in Renminbi, or in instruments that provide exposure to currency exchange rates or interest rates denominated in Renminbi. Changes in currency exchange rates and the relative value of the Renminbi will affect the value of the Funds' investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

FOREIGN EXCHANGE CONTROLS AND FOREIGN CURRENCY CONSIDERATIONS. The Renminbi is not currently a freely convertible currency and is subject to exchange control imposed by the Chinese government. Such control of currency conversion and movements in the Renminbi exchange rates may adversely affect the operations and financial results of companies in the PRC. Insofar as the Funds' assets are invested in the PRC, they will be subject to the risk of the PRC government's imposition of restrictions on the repatriation of funds or other assets out of the country, limiting the ability of the Funds to satisfy payments to investors.

POLITICAL AND SOCIAL RISKS. The Chinese government has historically exercised substantial control over most sectors of the Chinese economy through administrative regulation and/or state ownership. These actions continue to have a substantial effect on Chinese economic conditions. In addition, previously the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well, potentially having a significant adverse effect on economic conditions in China. Political changes, social instability, and adverse diplomatic development in China could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers of instruments in which the Fund may invest.

RISKS OF DOMESTIC PRC SECURITIES. Substantial liquidity risks exist in the market for PRC domestic securities that are restricted to foreign investors. These securities may be illiquid and therefore subject to the Funds' limitation on investing in illiquid securities. In addition, these securities are subject to regulations regarding minimum investment quotas and repatriation restrictions for both principal invested and profits earned. For more information, please see "Investing in China" in the Funds' Statement of Additional Information ("SAI").

DEPOSITARY RECEIPTS RISK

Certain Funds may invest in depositary receipts. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

EMERGING MARKETS RISK.

Emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many companies in more developed markets. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are often subject to restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.
The economies of individual emerging countries may differ favorably or unfavorably from developed economies in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Risks of emerging market securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition taxation of interest and capital gains received by non-residents varies among emerging and less developed markets and, in some cases may be comparatively high. There may also be less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Funds could in the future become subject to local tax liabilities that had not been anticipated in conducting investment activities or valuing assets.

EQUITY MARKET RISK

Since it purchases equity securities, the China All Assets Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME SECURITIES RISK.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

HIGH YIELD SECURITIES ("JUNK BOND") RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

FORWARD  CONTRACTS RISK.

The Funds may invest in forward contracts. A forward contract, also called a "forward," involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund's account. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

FUTURES  CONTRACTS RISK.

The Funds may invest in futures contracts. Futures contracts, or "futures," provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

INVESTMENTS IN INVESTMENT COMPANIES RISK.

The Harvest China All Assets Fund may purchase shares of investment companies, such as open-end funds and ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When the Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF or closed-end fund could result in its value being more volatile than the underlying portfolio of securities.

LEVERAGE RISK.

Certain Fund transactions, such as derivatives, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds' share price and make the Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

LIQUIDITY RISK.

Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

PARTICIPATORY NOTE RISK.

Participatory notes are designed to track the return of a particular underlying equity or debt security, currency or market. Investments in participation notes involve the same risks associated with a direct investment in the underlying security, currency or market that they seek to replicate. In addition, the Fund has no rights under participation notes against the issuer of the underlying security and must rely on the creditworthiness of the counterparty to the transaction.

PREFERRED STOCK RISK.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers' common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's investment. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

TAX RISK.

To qualify for the favorable federal income tax treatment generally accorded to regulated investment companies, among other things, the Fund must derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy a diversification test on a quarterly basis. If certain relief provisions are not available to the Fund for any year in which it fails to qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

MORE INFORMATION ABOUT FUND INVESTMENTS

The investment objective of the Harvest China All Assets Fund is to seek to provide income and capital stability over the medium term and capital appreciation over the long term. The investment objective of the Harvest Intermediate Bond Fund is to seek long-term total return through a combination of capital appreciation and current income. The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that the Funds will use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in money market instruments or other cash equivalents that would not ordinarily be consistent with its investment objectives, including instruments denominated in other currencies. If the Funds invest in this manner, they may not achieve their investment objectives. The Funds will do so only if the Funds' investment managers believe that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Funds also may invest, to a lesser extent, in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in the prospectus, are described in detail in the Funds' SAI (for information on how to obtain a copy of the SAI, see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

Harvest Global Investments Limited, a Hong Kong corporation formed in 2008, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 31/F One Exchange Square, Connaught Place, Central, Hong Kong. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of September 30, 2012, the Adviser had approximately $[XX] billion in assets under management. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
FUND                                             ADVISORY FEE
--------------------------------------------------------------------------------
Harvest China All Assets Fund                       1.25%
--------------------------------------------------------------------------------
Harvest Intermediate Bond Fund                      0.75%
--------------------------------------------------------------------------------


The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding the amounts listed in the table below, as a percentage of average daily net assets of the separate class shares of each Fund, until April 30, 2014:

--------------------------------------------------------------------------------
         Harvest China All Assets Fund
--------------------------------------------------------------------------------
            Institutional Class                     1.25%
--------------------------------------------------------------------------------
            Class A                                 1.50%
--------------------------------------------------------------------------------
         Harvest Intermediate Bond Fund
--------------------------------------------------------------------------------
            Institutional Class                     0.75%
--------------------------------------------------------------------------------
            Class A                                 1.00%
--------------------------------------------------------------------------------

If at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may retain the difference between the total annual Fund operating expenses (not including excluded expenses) and the amounts listed in the tables above, to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which the agreement was in place.

PORTFOLIO MANAGERS

Thomas Kwan, CFA serves as Head of Fixed Income of the Adviser and is a co-lead portfolio manager of the Harvest China All Assets Fund and Harvest Intermediate Bond Fund. Mr. Kwan is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund and Harvest Intermediate Bond Fund. Mr. Kwan has over 11 years of experience in Asian fixed income and currencies. Before joining the Adviser, Mr. Kwan worked at Baring Asset Management in Hong Kong as Head of Asian Debt, Credit Suisse Asset Management in Singapore and Beijing as Director of Asian Fixed Income and Currency. Prior to that, he worked at Prudential Asset Management in Singapore as Invest Director and First State Investments in Hong as Portfolio Manager. Mr. Kwan holds an M.A. in Economics and B.Comm. in Finance from Toronto.

Jerry Wang serves as Portfolio Manager of the Adviser and is a co-lead portfolio manager of the Harvest China All Assets Fund. Mr. Wang is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund. Mr. Wang joined the Adviser in April 2011 and is a portfolio manager for China equities with research focus in power, power equipment and construction. Previously, he was a senior analyst of overseas investment department at Harvest Fund Management (the Adviser's corporate parent) from August 2009, providing coverage in consumer

(staples and discretionary), healthcare, internet, gaming, auto, conglomerates and shipping. Mr. Wang has 8 years of equity investment experience across markets. Prior to Harvest, he worked as a Vice President of Offshore Hedge Fund & QFII Account at CDH Investments - Cephei Capital for 3 years assisting in the portfolio management of offshore hedge fund products & QFII accounts. In addition, he spent 3 years with CLSA Asia-Pacific Markets in Singapore, Hong Kong and Shanghai where he was an investment analyst covering consumer companies listed in China and Hong Kong. Mr. Wang received a BE (First Class Honors) and a Master in Engineering from National University of Singapore.

Jiang Yiqian serves as Head of China Equity of the Adviser and is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund. Ms. Jiang joined the Adviser in September 2009 and is responsible for all China equities investment activities. Prior to joining the Adviser, she worked at Deutsche Asset Management in Hong Kong for 9 years as a portfolio manager for Chinese equities. Her previous experience includes 3 years as an assistant manager of Shanghai International Asset Management (HK) Co., Ltd and 2 years in the Shanghai B share market for Shanghai Shenyin Securities (currently known as Shenyin Wanguo). Ms. Jiang graduated from Shanghai University of Finance and Economics with a degree in Finance. She also holds an MBA in International Banking and Finance from the University of Birmingham,
UK.

Michael Yu, CFA serves as Portfolio Manager of the Adviser and is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund. Michael Yu joined Harvest in May 2010 and is responsible for China market strategy and China model portfolios. Mr. Yu has 12 years of industry experience and 7 years of investment experience. Prior to joining the Adviser, Mr. Yu worked for Invesco (HK), managing the pooled investment funds as well as institutional mandates for 3 years. He also worked for China International Capital Corporation (HK) and Cornerstone Asset Management in Canada. He had spent 5 years as a senior loan officer with China Construction Bank. Mr. Yu holds an MBA from the University of Toronto and a Master of Finance degree from the Xiamen University.

Maggie Zheng serves as Portfolio Manager of the Adviser and is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund. Ms. Zheng joined the Adviser in November 2009 and is an assistant portfolio manager for China equities with research focus in materials and coal. Prior to joining the Adviser, she spent 4 years with Hang Seng Investment Management Ltd where she was the fund manager of Chinese equity funds. She also worked for Shenzhen Higheast Capital Venture Co., Ltd for 4 years as a research analyst. Ms. Zheng graduated from South Central University for Nationalities in China with a degree in Finance.

Michael Jiang serves as Investment Director of the Adviser and is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund. Mr. Jiang joined the Adviser in October 2011 as Investment Director, with responsibilities for a variety of strategies including Greater China Equity, Asia-Pac ex. Japan Equity and Fixed Income. In addition to his role as Investment Director, Mr. Jiang is also responsible for research coverage for technology for offshore Chinese equity. Prior to joining the Adviser, Mr. Jiang was as a portfolio manager at Harvest Fund Management (the Adviser's corporate parent) from March 2008 to September 2011, including the last two years as the portfolio manager for the Harvest China Overseas Fund. Mr. Jiang also worked at UBS Securities in New York for 8 years where he was the Director and Senior Analyst of the Equity Research Department. Mr. Jiang began his career in the securities industry at Deutsche Bank Securities in 1998 as an equity research analyst. Mr. Jiang received a MBA from Tulane
University.

Wonnie Chu serves as Portfolio Manager of the Adviser and is jointly and primarily responsible for the day-to-day management of the Harvest China All Assets Fund and Harvest Intermediate Bond Fund. Ms. Chu has over 8 years of investment research experience in Asian fixed income and equities. Before joining the Adviser, she worked at MetLife Investments Asia Ltd in Hong Kong as Associate Director of Credit Research, Moody's Investor Service in Hong Kong as a High Yield Corporate Analyst and Lehman Brothers in Hong Kong as an Equity Research Analyst. Ms. Chu holds an MBA in Finance from New York University.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board's approval of the investment advisory contract with the Adviser, on behalf of the Funds, will be available in the Funds' Semi-Annual Report to Shareholders.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class and Class A Shares of the Funds. Class A Shares are for individual and retail investors. Institutional Class Shares are for individual and institutional investors.

For information regarding the federal income tax consequences of transactions in shares of the Funds, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

REGULAR MAIL ADDRESS

[XX]

EXPRESS MAIL ADDRESS

[XX]

BY WIRE

To open an account by wire, call [1-___-___-____] for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
ABA # [XX]
Harvest Funds
DDA Acct. # [XX]
Ref: Fund name/account number/account name

BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class A Shares automatically through regular deductions from your account. A systematic investment plan is not available for Institutional Class Shares.

You may not open an account via ACH. However, once you have established an account, you can set up a systematic investment plan by mailing a completed application to the Funds. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, write to the Funds at [XX]. Allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Funds, an investor may purchase shares of a Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such a transaction will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.


MINIMUM INVESTMENTS

To purchase shares for the first time, you must invest in any Fund at least:

--------------------------------------------------------------------------------------------------
CLASS                                   BROKERAGE                INDIVIDUAL RETIREMENT ACCOUNT
--------------------------------------------------------------------------------------------------
Class A Shares                           $2,500                           $1,000
--------------------------------------------------------------------------------------------------
Institutional Class Shares             $1,000,000                       $1,000,000
--------------------------------------------------------------------------------------------------

Your subsequent investments in Class A Shares of any Fund must be made in amounts of at least $100. There is no minimum for subsequent investments in Institutional Class Shares of any Fund. A Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.

HOW TO REDEEM FUND SHARES

BY MAIL

To redeem shares by mail, you may contact the Funds directly at: [XX] (Express Mail Address: [XX]).
Please send a letter to the Funds signed by all registered parties on the account specifying:

         o        The Fund name;
         o        The account number;
         o        The dollar amount or number of shares you wish to redeem;
         o        The account name(s); and
         o The address to which redemption (sale) proceeds should be sent.


All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Funds may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at [1-___-___-____] for more information. The Funds participate in the Paperless Legal Program. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

BY TELEPHONE

You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call [1-___-___-____] to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or Automated Clearing House ("ACH").

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

You may transfer as little as $100 per month from your Class A Share account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Funds. A Systematic Withdrawal Plan is not available for Institutional Class Shares.

EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares and Class A Shares of one Harvest Fund for Institutional Class Shares and Class A Shares, respectively, of another Harvest Fund by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE

When you buy shares, you pay the "offering price" for the shares. The offering price is the NAV per share plus any sales charge applicable to the purchase. When you sell shares you receive the NAV minus any applicable Contingent Deferred Sales Charges ("CDSC") and/or redemption fee.

You may buy or sell shares of a Fund on any Business Day. Requests to buy and sell shares of a Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Funds calculate

NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, a Fund or an authorized institution must receive your order in proper form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper Medallion signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund reserves the right to calculate NAV as of the earlier closing time. Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Funds may change on days when you are unable to purchase or redeem shares.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board"). A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Funds through their transfer agent, you may also buy or sell shares of the Funds through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Funds prior to the time the Funds calculate their NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Funds on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Funds after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Funds with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of the Funds with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Funds. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

REDEMPTION FEE

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, each Fund charges a 1.50% redemption fee on redemptions of shares that have been held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund from which the redemption was made. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

The redemption fee is applicable to Fund shares purchased either directly from the Funds or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. Each Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, each Fund recognizes that due to operational and systems limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with those short-term trades made by that financial intermediary's customers.

Each Fund reserves the right to waive its redemption fee at its discretion when it believes such waiver is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include, but are not limited to, the following:
(i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic withdrawals; and (v) retirement loans and withdrawals.

PAYMENT OF REDEMPTION PROCEEDS

Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (may be subject to a $15 fee). Each Fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete, contains all necessary information, and has all supporting documentation (such as proper Medallion signature guarantees, IRA rollover forms, etc.). A Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Medallion signature guarantees are for the protection of shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge. Selling dealers are normally reallowed 100% of the sales charge by SEI Investments Distribution Co. (the "Distributor"). The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

-------------------------------------------------------------------------------------------------------------
                                                                YOUR SALES CHARGE AS A YOUR SALES CHARGE AS A
                                                                PERCENTAGE OF          PERCENTAGE OF
FUND                          IF YOUR INVESTMENT IS:            OFFERING PRICE         YOUR NET INVESTMENT
-------------------------------------------------------------------------------------------------------------
HARVEST CHINA ALL ASSETS      LESS THAN $50,000                      5.50%                  [XX]%
FUND                          $50,000 BUT LESS THAN $100,000         4.50%                  [XX]%
                              $100,000 BUT LESS THAN $250,000        3.50%                  [XX]%
                              $250,000 BUT LESS THAN $500,000        2.50%                  [XX]%
                              $500,000 BUT LESS THAN $1,000,000      2.00%                  [XX]%
                              $1,000,000 AND OVER (1)                0.00%                  [XX]%
-------------------------------------------------------------------------------------------------------------
HARVEST INTERMEDIATE BOND     LESS THAN $50,000                      4.25%                  [XX]%
FUND                          $50,000 BUT LESS THAN $100,000         3.75%                  [XX]%
                              $100,000 BUT LESS THAN $250,000        3.00%                  [XX]%
                              $250,000 BUT LESS THAN $500,000        2.25%                  [XX]%
                              $500,000 BUT LESS THAN $1,000,000      1.00%                  [XX]%
                              $1,000,000 AND OVER (1)                0.00%                  [XX]%
-------------------------------------------------------------------------------------------------------------

(1) Even though you do not pay a front-end sales charge on purchases of $1,000,000 or more, these purchases may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 12 months of purchase.


You may qualify for a reduced sales charge or a sales charge waiver. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Funds or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o        through reinvestment of dividends and distributions;
o through an asset allocation account advised by the Adviser or one of its affiliates;
o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");
o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company managed by the Adviser within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;
o by employees, and members of their immediate family, of the Adviser and its affiliates;
o        by retirees of the Adviser and its affiliates;
o by employees and retirees of the SEI Investments Global Funds Services (the "Administrator") or the Distributor;
o        by Trustees and officers of The Advisors' Inner Circle Fund;
o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;
o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front- end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGES -- CLASS A SHARES

In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.

RIGHT OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of all the Harvest Funds you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of Class A Shares of all other Harvest Funds you purchased previously that are currently held for: (i) your account;

(ii) your spouse's account; (iii) a joint account with your spouse; or (iv) your minor children's trust or custodial accounts. A trust purchasing shares for the same trust account, trust or estate also may use this right of accumulation. The Funds will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares of one or more Harvest Funds at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of one or more Harvest Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Funds will combine purchases of Class A Shares (that are subject to a sales charge) of all Harvest Funds made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN FRONT-END SALES CHARGES

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

o an individual, his or her spouse, or children residing in the same household;
o        any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS

o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced front-end sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. The Distributor may pay dealers up to 1% on investments of $1,000,000 or more in Class A Shares. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. However, you may pay a CDSC of 1.00% on any shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of
(1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.

REDEMPTIONS IN-KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or their affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing exclusively in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares if the price of the Fund's foreign securities do not reflect their fair value. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

In addition, small- and mid-cap securities, which often trade in lower volumes and may be less liquid, may make a Fund more susceptible to the risks posed by frequent trading because frequent transactions in a Fund's shares may have a greater impact on the market prices of these types of securities. For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include the following:

     o Shareholders are restricted from making more than five "round trips," including exchanges into or out of a Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o Each Fund assesses a redemption fee of 1.50% on redemptions by shareholders of Fund shares held for less than 90 days (subject to certain exceptions as discussed in "Redemption Fee").

     o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION OF FUND SHARES

The Funds have adopted a distribution plan for Class A Shares that allows the Funds to pay distribution for the sale and distribution of their shares, and for distributor services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares of each Fund is 0.25% .

DIVIDENDS AND DISTRIBUTIONS

Normally, the Harvest China All Assets Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. Normally, the Harvest Intermediate Bond Fund distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund are generally taxable whether or not you reinvest them. Dividend distributions, other than distributions of qualified dividend income and distributions of long-term capital gains, are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable to individuals at the rates applicable to long-term capital gains of a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Each sale of Fund shares may be a taxable event. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Funds from U.S. corporations, subject to certain limitations.

Distributions paid in January but declared by the Funds in October, November or December of the previous year will be taxable to you in the previous year.

The Funds (or their administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012 and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, a Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Because the Funds will invest in foreign securities it may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries. The Fund may be able to make an election to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it makes this decision.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                        THE ADVISORS' INNER CIRCLE FUND

                               HARVEST FUNDS (US)

INVESTMENT ADVISER

Harvest Global Investments Limited
31/F One Exchange Square
8 Connaught Place, Central
Hong Kong

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT EACH FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information from the Funds' portfolio managers about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call [1-___-___-____]

BY MAIL: Write to us at:
[XX]

BY INTERNET: [www._________.com]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090).

You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
PUBLICINFO@SEC.GOV.

The Advisors' Inner Circle Fund's Investment Company Act registration number is 811-06400.

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                         HARVEST CHINA ALL ASSETS FUND
                    (INSTITUTIONAL CLASS SHARES:___________)
                         (CLASS A SHARES: ___________)

                         HARVEST INTERMEDIATE BOND FUND
                   (INSTITUTIONAL CLASS SHARES: ___________)
                         (CLASS A SHARES: ___________)

               EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND
                               NOVEMBER 28, 2012

                              INVESTMENT ADVISER:
                       HARVEST GLOBAL INVESTMENTS LIMITED

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund (each, a "Fund" and collectively, the "Funds"). This SAI is incorporated by reference into and should be read in conjunction with the Prospectuses dated November 28, 2012. Capitalized terms not defined herein are defined in the Prospectuses. Shareholders may obtain a Prospectus free of charge by calling toll-free [1-___-___-____].

                               TABLE OF CONTENTS

THE TRUST ............................................................... 1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND
POLICIES ................................................................ 1
DESCRIPTION OF PERMITTED INVESTMENTS .................................... 2
INVESTMENT LIMITATIONS ..................................................36
THE ADVISER .............................................................38
PORTFOLIO MANAGERS ......................................................39
THE ADMINISTRATOR .......................................................40
THE DISTRIBUTOR .........................................................41
PAYMENTS TO FINANCIAL INTERMEDIARIES ....................................42
THE TRANSFER AGENT ......................................................43
THE CUSTODIAN ...........................................................43
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................43
LEGAL COUNSEL ...........................................................43
TRUSTEES AND OFFICERS OF THE TRUST ......................................43
PURCHASING AND REDEEMING SHARES .........................................54

DETERMINATION OF NET ASSET VALUE ........................................55
TAXES ...................................................................56
FUND TRANSACTIONS .......................................................64
PORTFOLIO HOLDINGS ......................................................66
DESCRIPTION OF SHARES ...................................................68
SHAREHOLDER LIABILITY ...................................................68
LIMITATION OF TRUSTEES' LIABILITY .......................................68
PROXY VOTING ............................................................69
CODES OF ETHICS .........................................................69
5% AND 25% SHAREHOLDERS .................................................69
APPENDIX A -- DESCRIPTION OF RATINGS ....................................A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES ......................B-1

November 28, 2012

THE TRUST

GENERAL. Each Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended and restated as of February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares and Class A Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution expenses, see "The Distributor" section in this SAI.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

Each Fund's investment objective(s) and principal investment strategies are described in the Funds' prospectuses. Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the Prospectuses. For a description of certain permitted investments discussed below, see the "Description of Permitted Investments" section in this SAI.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under the U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information about Investment Objectives and Policies" section and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund's investment objective(s) and permitted by the Fund's stated investment policies.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS -- Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS -- Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES -- Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and each Fund's investment managers takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS -- A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

MASTER LIMITED PARTNERSHIPS -- Master Limited Partnerships ("MLPs") are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

General partner interests of MLPs are typically retained by an MLP's original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as us. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights ("IDRs"), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

REAL ESTATE INVESTMENT TRUSTS -- A Real Estate Investment Trust (a "REIT") is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Underlying ETF invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Underlying ETF's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

EXCHANGE-TRADED FUNDS -- The Funds may invest in exchange-traded funds. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. These ETFs are generally based on specific domestic and foreign market securities indices. An "index-based ETF" seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An "enhanced ETF" seeks to provide investment results that match a positive or negative multiple of the performance of an underlying index. In seeking to provide such results, an ETF, in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF's expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF's value being more volatile than the underlying securities or other investments.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS -- While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

         o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;
         o Factors affecting an entire industry, such as increases in production costs; and
         o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES -- Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES -- Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") -- Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.


DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

CORPORATE BONDS -- Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. Each Fund's investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

MUNICIPAL SECURITIES -- Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

Each Fund's investment managers may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 by Standard & Poor's Rating Service ("S&P") or Prime-2 by Moody's Investors Services ("Moody's") at the time of investment or which are of equivalent quality as determined by each Fund's investment managers.

Other types of tax-exempt instruments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must in the Each Fund's investment managers' opinion be equivalent to the long-term bond or commercial paper ratings stated above. Each Fund's investment managers will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Fund's investment managers may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond ratings in the Appendix or commercial paper ratings stated above.

Each Fund's investment managers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. Each Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. Each Fund would limit its put transactions to institutions which Each Fund's investment managers believes present minimum credit risks, and each Fund's investment managers would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

GENERAL CONSIDERATIONS RELATING TO STATE SPECIFIC MUNICIPAL SECURITIES -- With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state's municipal securities for investment by a Fund and the value of a Fund's investments.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") -- GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") -- FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC -- Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS -- Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES -- Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

         o payments of interest and principal are more frequent (usually monthly); and
         o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.


In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES -- These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which consists of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") -- CMOs are one type of mortgage-backed security, which were first introduced in the early 1980's. CMOs generally retain many of the yield and credit quality characteristics as mortgage pass-through securities, while reducing some of the disadvantages of pass-throughs. CMOs may be backed by several types of varying mortgage collateral. The most prevalent types of collateral are: U.S. agency (e.g., GNMA, FNMA, or FHLMC) guaranteed mortgage pass-through securities, non-agency guaranteed mortgage loans, and commercial mortgage loans.

Some CMOs are also characterized as a Real Estate Mortgage Investment Conduit ("REMIC"). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

A key difference between traditional mortgage pass-through securities and CMOs is the mechanics of the principal payment process. Unlike pass-through securities, which simply pay a pro rata distribution of any principal and interest payments from the underlying mortgage collateral, CMOs are structured into multiple classes, each bearing a different stated maturity and each potentially having different credit rating levels. Each class of CMO, often referred to as a "tranche", may be issued with a specific fixed interest rate or may pay a variable interest rate, which may change monthly. Each tranche must be fully retired by its final distribution date. Generally, all classes of CMOs pay or accrue interest monthly similar to pass-through securities.

The credit risk of all CMOs are not identical and must be assessed on a security by security basis. Generally, the credit risk of CMOs are heavily dependent upon the type of collateral backing the security. For example, a CMO collateralized by U.S. agency guaranteed pass-through securities will have a different credit risk profile compared to a CMO collateralized by commercial mortgage loans. Investing in the lowest tranche of CMO or REMIC certificates often involves risk similar to those associated with investing in non-investment grade rated corporate bonds. Additionally, CMOs may at times be less liquid than a regular mortgage pass-through security.

SHORT-TERM INVESTMENTS -- To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS -- A Fund will only invest in a security issued by a commercial bank if the bank:

         o has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);
         o is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and
         o is a foreign branch of a U.S. bank and each Fund's investment managers believe the security is of an investment quality comparable with other debt securities that the Funds may purchase.


TIME DEPOSITS -- Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT -- Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE -- A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER -- Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A --Ratings" for a description of commercial paper ratings.

YANKEE BONDS -- Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS -- These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

EXCHANGE-TRADED NOTES -- Certain Funds may invest in exchange-traded notes. ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs may be riskier than ordinary debt securities and may have no principal protection. The Fund's investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

TERMS TO UNDERSTAND:

MATURITY -- Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

A Fund that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by a Fund, with the maturity of each security weighted by the percentage of the assets of the Fund it represents.

DURATION -- Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES -- The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, each Fund's investment managers may determine that it is of investment-grade. Each Fund's investment managers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P and Fitch Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Appendix A -- Description of Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

Each Fund's investment managers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. Each Fund's investment managers monitor the rating of the security and will take such action, if any, it believe appropriate when it learns that a rating agency has reduced the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with their respective investment strategies, the Funds can invest in foreign securities in a number of ways:

         o They can invest directly in foreign securities denominated in a foreign currency;
         o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and
         o        They can invest in investment funds.


TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS (ADRS) -- ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EMERGING MARKETS -- An "emerging market country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;
o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;
o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;
o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and
o        A foreign government may act adversely to the interests of U.S.
         investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U. S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK -- Each Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

         o are generally more volatile than, and not as developed or efficient as, those in the United States;

         o        have substantially less volume;

         o trade securities that tend to be less liquid and experience rapid and erratic price movements;

         o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

         o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

         o may have different settlement practices, which may cause delays and increase the potential for failed settlements.


Foreign markets may offer less protection to shareholders than U.S. markets because:

         o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

         o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

         o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

         o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

         o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

         o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

         o        It may be expensive to convert foreign currencies into U.S.
                  dollars and vice versa;

         o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

         o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

         o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

         o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

         o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.


TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS -- Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

         o        Have relatively unstable governments;

         o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

         o Offer less protection of property rights than more developed countries; and

         o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

RISKS OF INVESTING IN CHINA AND HONG KONG

In addition to the aforementioned risks of investing in emerging markets, investing in securities listed and traded in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies, securities or currency markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia's other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer;
(xv) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in China may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of Renminbi, and the value of securities designed to provide exposure to Renminbi, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. Major remaining barriers to foreign investment include opaque and inconsistently enforced laws and regulations and the lack of a rules-based legal infrastructure. These and other factors may decrease the value and liquidity of the Funds' investments, and therefore the value and liquidity of an investment in the Funds. These and other factors could have a negative impact on the Funds' performance.

The laws, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of the Funds' portfolio. After the formation of the Chinese socialist state in 1949, the Chinese government renounced various debt obligations and nationalized private assets without compensation. There can be no assurance that the Chinese government will not take similar actions in the future.

Only recently has China loosened some of its controls with respect to foreign investment to permit private economic activity. Under the economic reforms implemented by the Chinese government, the Chinese economy has experienced tremendous growth. However, there is no guarantee that the Chinese government will continue its current economic reforms or that the growth of the Chinese economy will be sustained in the future. Economic growth in China has historically been accompanied by periods of high inflation. If measures adopted by the Chinese government to counter inflation do not succeed, and if inflation were to worsen, the Chinese economy could be adversely affected.

The Chinese government continues to be an active participant in many economic sectors through ownership positions in Chinese companies and other forms of regulation. Certain government policies may result in the preferential treatment of particular sectors or companies and may have a significant effect on the Chinese economy. Exports and trade are integral to the Chinese economy. As a result, adverse changes to the economic conditions of China's primary trading partners, such as the United States, Japan and South Korea, could adversely impact the Chinese economy.

China operates under a civil law system, in which court precedent is not binding. The law is controlled exclusively through written statutes. Because there is no binding precedent to interpret existing statutes, there is also uncertainty regarding the implementation of existing law.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People's Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China's predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. However, there is no guarantee that China will continue to honor Hong Kong's autonomy, and China may change its policies regarding Hong Kong at any time. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. An investment in a Fund involves risk of a total loss.

DERIVATIVES

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, alter duration or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, a Fund will have offset any depreciation in the value of its Fund securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that the Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements and interpretation of the SEC and its staff.

TYPES OF DERIVATIVES:

FUTURES -- A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade --known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS -- An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). As with futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract.

o PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

         o        Allowing it to expire and losing its entire premium;
         o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
         o        Closing it out in the secondary market at its current price.


o SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.

Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

         o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

         o A call option on the same security or index with the same or lesser exercise price;

         o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

         o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

         o In the case of an index, the portfolio of securities that corresponds to the index.


At the time of selling a put option, a Fund may cover the put option by, among other things:

         o        Entering into a short position in the underlying security;

         o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

         o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

         o        Maintaining the entire exercise price in liquid securities.


o OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

         o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

         o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

         o        Do not require an initial margin deposit.

         o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.


FOREIGN CURRENCY HEDGING STRATEGIES -- A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS -- A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument -- which may be a single asset, a pool of assets or an index of assets -- during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

o EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS -- Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES -- A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. Each Fund's investment managers will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

         o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

         o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

         o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.


Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY -- Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

         o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

         o have to purchase or sell the instrument underlying the contract;

         o        not be able to hedge its investments; and

         o        not be able to realize profits or limit its losses.


Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

         o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

         o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

         o the facilities of the exchange may not be adequate to handle current trading volume;

         o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

         o investors may lose interest in a particular derivative or category of derivatives.


MANAGEMENT RISK -- If each Fund's investment managers incorrectly predict stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on each Fund's investment managers expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on each Fund's investment managers expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK -- At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too high, you may end up paying too much for Fund shares when you buy into the Fund. If a Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN -- Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE -- The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

         o        actual and anticipated changes in interest rates;

         o        fiscal and monetary policies; and

         o        national and international political events.


Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

INVESTMENT COMPANY SHARES

The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchases of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Funds may invest in the ETFs in excess of the 3% limit described above, provided that the Funds otherwise comply with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

MONEY MARKET SECURITIES

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by each Fund's investment managers to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A --Ratings" to this SAI.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by each Fund's investment managers. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of each Fund's investment managers, liquidity or other considerations so warrant.

SECURITIES LENDING

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser, or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.

The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, each Fund's investment managers determine the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, each Fund's investment managers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in Section 4(2) commercial paper.
Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES

As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.       Borrow money or issue senior securities (as defined under the 1940
         Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


NON-FUNDAMENTAL POLICIES

In addition to each Fund's investment objective(s), the following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Each Fund may not:

1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the net assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.


Further,

7. The Harvest China All Assets Fund may not change its investment strategy to invest at least 80% of its net assets plus any borrowings for investment purposes in securities of issuers whose activities are related to the economic development and growth of the People's Republic of China and Hong Kong without 60 days' prior written notice to shareholders.

8. The Harvest Intermediate Bond Fund may not change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of fixed income securities without 60 days' prior written notice to shareholders.


Except with respect to the Funds' policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the

Fund will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

THE ADVISER

Harvest Global Investments Limited ("Harvest" or the "Adviser"), a Hong Kong corporation formed in 2008, serves as the investment adviser to the Funds. The Adviser's principal place of business is located at 31/F One Exchange Square, Connaught Place, Central, Hong Kong. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis.
[Control relationships to be inserted.]

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement dated [XX], 2012, as amended (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or its reckless disregard of its obligation and duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services, the Harvest China All Assets Fund and the Harvest Intermediate Bond Fund pay the Adviser a fee calculated at an annual rate of 1.25% and 0.75%, respectively, of each Fund's average net assets.

The Adviser has contractually agreed to reduce fees and reimburse expenses for each Fund in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding the amounts listed in the table below, as a percentage of average net assets, until April 30, 2014. The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed below for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place . To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund.

--------------------------------------------------------------------------------
FUND                                      EXPENSE                 EXPENSE
                                         LIMITATIONS            LIMITATIONS
                                       (INSTITUTIONAL            (CLASS A
                                        CLASS SHARES)             SHARES)
--------------------------------------------------------------------------------
Harvest China All Assets Fund              1.25%                  1.50%
--------------------------------------------------------------------------------
Harvest Intermediate Bond Fund             0.75%                  1.00%
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and compensation.

COMPENSATION. The Adviser compensates each Fund's portfolio managers for their management of the Funds. The Adviser pays portfolio managers (i) fixed base salaries, which are linked to job function, responsibilities and financial services industry peer comparison, and (ii) variable compensation, which is linked to investment performance, individual contributions to the team, and the overall financial results of the firm. Variable compensation may include a cash bonus, as well as potential participation in a variety of long-term incentive programs. There is no material difference in the method used to calculate the portfolio manager's compensation with respect to the manager's specific Fund(s) and other accounts managed by the portfolio manager.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. Each Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of such Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act"). Because each Fund is new, as of the date of this SAI, the portfolio manager did not beneficially own shares of either Fund.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. Numbers in parentheses (if any) indicate the accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account. The information below is provided as of July 31, 2012.

---------------------------------------------------------------------------------------------------------------
                       REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                       COMPANIES                      VEHICLES                         OTHER ACCOUNTS
---------------------------------------------------------------------------------------------------------------
                       NUMBER       TOTAL             NUMBER
                         OF        ASSETS              OF         TOTAL ASSETS       NUMBER OF     TOTAL ASSETS
NAME                  ACCOUNTS   (MILLIONS)          ACCOUNTS      (MILLIONS)         ACCOUNTS      (MILLIONS)
---------------------------------------------------------------------------------------------------------------
Thomas Kwan              2          $493                0             $0                 1             $0.32
---------------------------------------------------------------------------------------------------------------
Jerry Wang               0          $  0                0             $0                 1             $ 21
---------------------------------------------------------------------------------------------------------------
Jiang Yiqian             2          $486                0             $0                 1             $183
---------------------------------------------------------------------------------------------------------------
Michael Yu               1          $334                0             $0                 2             $ 43
---------------------------------------------------------------------------------------------------------------
Maggie Zheng             0          $  0                0             $0                 1             $ 35
---------------------------------------------------------------------------------------------------------------
Michael Jiang            0          $  0                0             $0                 1             $ 21
---------------------------------------------------------------------------------------------------------------
Wonnie Chu               0          $  0                0             $0                 0             $  0
---------------------------------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his or her management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund's. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include each portfolio manager's knowledge about the size, timing and possible market impact of a Fund's trade, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 28, 1993, as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Funds whereby the Administrator provides certain shareholder services to the Funds.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:

--------------------------------------------------------------------------------
FEE (AS A PERCENTAGE OF AGGREGATE
    AVERAGE ANNUAL ASSETS)                  FUNDS' AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         0.11%                                         First $500 million
--------------------------------------------------------------------------------
         0.10%                                      $500 million - $1 billion
--------------------------------------------------------------------------------
         0.09%                                         over $1 billion
--------------------------------------------------------------------------------

THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.

The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any agreements related to the Plan ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the Class A Shares prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

------------------------------------------------------------------------------------------------------------------------------------
                                       $50,000 BUT   $100,000 BUT  $250,000 BUT    $500,000 BUT
                           LESS THAN    LESS THAN     LESS THAN     LESS THAN       LESS THAN      $1,000,000
FUND                        $50,000     $100,000      $250,000      $500,000        $1,000,000     AND OVER (1)
------------------------------------------------------------------------------------------------------------------------------------
Harvest China All
Assets Fund                  5.50%        4.50%         3.50%          2.50%           2.00%           None
------------------------------------------------------------------------------------------------------------------------------------
Harvest Intermediate
Bond Fund                    4.25%        3.75%         3.00%          2.25%          1.00%            None
------------------------------------------------------------------------------------------------------------------------------------

(1) If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.

PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries may receive payments from the own resources of the Adviser and/or its affiliates as incentives to market the Funds, to cooperate with the promotional efforts of the Funds, and/or in recognition of their marketing, administrative services, and/or processing support. Such services include, but are not limited to: process and mail trade confirmations to clients; process and mail monthly client statements for fund shareholders; capture, process and mail tax data to fund shareholders; issue and mail dividend checks to shareholders that select cash distributions; prepare record date lists of shareholders for proxy solicitations and mail proxy materials to shareholders; trade execution via FundSERV; proper settlement of all transactions; collect and post distributions to shareholder accounts; automated sweep of proceeds from redemptions; handle organizational actions such as fund mergers and name changes; provide a dedicated shareholder service center that addresses all client and broker inquiries regarding operational issuers and fund investment performance; establish, maintain and process systematic withdrawals and automated investment plans; establish and maintain shareholder account registrations and distribution options; process purchases, liquidations, exchanges, transfers, dividend options and maintain address changes; and process 12b-1 payments.

Marketing support and/or administrative services payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may include one or more of the following: business planning assistance; educating financial intermediary personnel about the Funds; assistance with Fund shareholder financial planning; placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments out of their own resources to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. From time to time, out of the own resources of the Adviser and/or its affiliates, additional payments may be made to financial intermediaries that sell or provide services in connection with the sale of Fund shares or the servicing of shareholder accounts. Such payments may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11(th) Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Funds' transfer agent.

THE CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (the "Custodian"), acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[XX], serves as independent registered public accounting firm for the Funds. The financial statements and notes thereto incorporated by reference have been audited by Ernst & Young LLP, as indicated in their report with respect thereto, and are incorporated by reference in reliance on the authority of their report as experts in accounting and auditing.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of each Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information.
 Most of the funds' investment management and business affairs are carried out by or through the funds' adviser and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (80%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Sullivan, among other things: presides over board meetings in the absence of the Chairman of the Board; presides over executive sessions of the independent Trustees; along with the Chairman of the Board, oversees the development of agendas for Board meetings; facilitates communication between the independent Trustees and management, and among the independent Trustees; serves as a key point person for dealings between the independent Trustees and management; and has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

--------------------------------------------------------------------------------------------------------------------
                        POSITION
                        WITH TRUST AND
NAME AND                LENGTH                PRINCIPAL OCCUPATIONS       OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH           OF TERM               IN THE PAST 5 YEARS         PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Robert Nesher           Chairman of the       SEI employee 1974 to        Current Directorships: Trustee of The
(08/17/46)              Board of Trustees(1)  present; currently          Advisors' Inner Circle Fund II,
                        (since 1991)          performs various            Bishop Street Funds, SEI Daily
                                              services on behalf of       Income Trust, SEI Institutional
                                              SEI Investments for         International Trust, SEI Institutional
                                              which Mr. Nesher is         Investments Trust, SEI Institutional
                                              compensated. President      Managed Trust, SEI Liquid Asset
                                              and Director of SEI         Trust, SEI Asset Allocation Trust,
                                              Structured Credit Fund,     SEI Tax Exempt Trust and Adviser
                                              LP. President and Chief     Managed Trust. President and
                                              Executive Officer of        Director of SEI Structured Credit
                                              SEI Alpha Strategy          Fund, L.P. Director of SEI Global
                                              Portfolios, LP, June        Master Fund plc, SEI Global Assets
                                              2007 to present.            Fund plc, SEI Global Investments
                                              President and Director      Fund plc, SEI Investments--Global
                                              of SEI Opportunity          Funds Services, Limited, SEI
                                              Fund, L.P. to 2010.         Investments Global, Limited, SEI
                                                                          Investments (Europe) Ltd., SEI
                                                                          Investments--Unit Trust
                                                                          Management (UK) Limited, SEI
                                                                          Multi-Strategy Funds PLC, SEI
                                                                          Global Nominee Ltd. and SEI Alpha
                                                                          Strategy Portfolios, LP.

                                                                          Former Directorships: Director of SEI
                                                                          Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee(1)            Self-Employed               Current Directorships: Trustee of The
(05/26/40)              (since 1992)          Consultant since 2003.      Advisors' Inner Circle Fund II,
                                              Partner at Morgan,          Bishop Street Funds, SEI Daily
                                              Lewis & Bockius LLP         Income Trust, SEI Institutional
                                              (law firm) from 1976 to     International Trust, SEI Institutional
                                              2003. Counsel to the        Investments Trust, SEI Institutional
                                              Trust, SEI Investments,     Managed Trust, SEI Liquid Asset
                                              SIMC, the Administrator     Trust, SEI Asset Allocation Trust and
                                              and the Distributor.        SEI Tax Exempt Trust and Adviser
                                                                          Managed Trust. Director of SEI
                                                                          Alpha Strategy Portfolios, LP.
                                                                          Director of SEI Investments (Europe),
                                                                          Limited, SEI Investments--Global
                                                                          Funds Services, Limited, SEI
                                                                          Investments Global, Limited, SEI
                                                                          Investments (Asia), Limited and SEI
                                                                          Asset Korea Co., Ltd., SEI Global
                                                                          Nominee Ltd. and SEI Investments --
                                                                          Unit Trust Management (UK)
                                                                          Limited. Director of the Distributor
                                                                          since 2003.
--------------------------------------------------------------------------------------------------------------------


                                          46


--------------------------------------------------------------------------------------------------------------------
                        POSITION
                        WITH TRUST AND
NAME AND                LENGTH                PRINCIPAL OCCUPATIONS       OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH           OF TERM               IN THE PAST 5 YEARS         PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom      Trustee               Self-Employed Business      Current Directorships: Trustee of The
(08/20/34)              (since 2005)          Consultant, Business        Advisors' Inner Circle Fund II and
                                              Projects Inc. since 1997.   Bishop Street Funds; Director of
                                                                          Oregon Transfer Co.
--------------------------------------------------------------------------------------------------------------------
John K. Darr            Trustee               Retired. CEO, Office of     Current Directorships: Trustee of The
(08/17/44)              (since 2008)          Finance, Federal Home       Advisors' Inner Circle Fund II and
                                              Loan Bank, from 1992 to     Bishop Street Funds. Director of
                                              2007.                       Federal Home Loan Bank of
                                                                          Pittsburgh and Manna, Inc. (non-
                                                                          profit developer of affordable housing
                                                                          for ownership). Director of Meals on
                                                                          Wheels, Lewes/Rehoboth Beach.
--------------------------------------------------------------------------------------------------------------------
Joseph T. Grause, Jr.   Trustee               Self Employed               Current Directorships: Trustee of The
(05/28/52)              (since 2011)          Consultant since January    Advisors' Inner Circle Fund II and
                                              2012; Director of           Bishop Street Funds.
                                              Endowments and
                                              Foundations,
                                              Morningstar Investment
                                              Management,
                                              Morningstar, Inc.,
                                              February 2010 to May
                                              2011; Director of
                                              International Consulting
                                              and Chief Executive
                                              Officer of Morningstar
                                              Associates Europe
                                              Limited, Morningstar,
                                              Inc., May 2007 to
                                              February 2010; Country
                                              Manager -- Morningstar
                                              UK Limited,
                                              Morningstar, Inc., June
                                              2005 to May 2007.
--------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson     Trustee               Retired. Private Investor   Current Directorships: Trustee of The
(03/01/42)              (since 2005)          since 1994.                 Advisors' Inner Circle Fund II,
                                                                          Bishop Street Funds, SEI Asset
                                                                          Allocation Trust, SEI Daily Income
                                                                          Trust, SEI Institutional International
                                                                          Trust, SEI Institutional Managed
                                                                          Trust, SEI Institutional Investments
                                                                          Trust, SEI Liquid Asset Trust, SEI
                                                                          Tax Exempt Trust and SEI Alpha
                                                                          Strategy Portfolios, LP and Adviser
                                                                          Managed Trust. Director, Federal
                                                                          Agricultural Mortgage Corporation
                                                                          (Farmer Mac) since 1997.
--------------------------------------------------------------------------------------------------------------------


                                             47


--------------------------------------------------------------------------------------------------------------------
                        POSITION
                        WITH TRUST AND
NAME AND                LENGTH                PRINCIPAL OCCUPATIONS       OTHER DIRECTORSHIPS HELD IN THE
DATE OF BIRTH           OF TERM               IN THE PAST 5 YEARS         PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian      Trustee               Vice President,             Current Directorships: Trustee of The
(01/23/43)              (since 2005)          Compliance, AARP            Advisors' Inner Circle Fund II and
                                              Financial Inc. from 2008    Bishop Street Funds.
                                              to 2010. Self-Employed
                                              Legal and Financial
                                              Services Consultant since
                                              2003. Counsel (in-
                                              house) for State Street
                                              Bank from 1995 to 2003.
--------------------------------------------------------------------------------------------------------------------
Bruce Speca             Trustee               Global Head of Asset        Current Directorships: Trustee of The
(02/12/56)              (since 2011)          Allocation, Manulife        Advisors' Inner Circle Fund II and
                                              Asset Management            Bishop Street Funds.
                                              (subsidiary of Manulife
                                              Financial), June 2010 to
                                              May 2011; Executive
                                              Vice President --
                                              Investment Management
                                              Services, John Hancock
                                              Financial Services
                                              (subsidiary of Manulife
                                              Financial), June 2003 to
                                              June 2010.
--------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee               Attorney, Solo              Current Directorships:
(04/12/31)              (since 1994)          Practitioner since 1994.    Trustee/Director of The Advisors'
                                                                          Inner Circle Fund II, Bishop Street
                                                                          Funds and U.S. Charitable Gift Trust.
                                                                          Trustee of SEI Daily Income Trust,
                                                                          SEI Institutional International Trust,
                                                                          SEI Institutional Investments Trust,
                                                                          SEI Institutional Managed Trust, SEI
                                                                          Liquid Asset Trust, SEI Asset
                                                                          Allocation Trust, SEI Tax Exempt
                                                                          Trust and SEI Alpha Strategy
                                                                          Portfolios, L.P. until December 2010.
--------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr. Trustee               Retired since January       Current Directorships: Trustee/
(11/13/42)              (since 1999)          2012. Self-employed         Director of State Street Navigator
                                              Consultant, Newfound        Securities Lending Trust, The
                                              Consultants Inc. April      Advisors' Inner Circle Fund II,
                                              1997 to December 2011.      Bishop Street Funds, SEI Structured
                                                                          Credit Fund, LP, SEI Daily Income
                                                                          Trust, SEI Institutional International
                                                                          Trust, SEI Institutional Investments
                                                                          Trust, SEI Institutional Managed
                                                                          Trust, SEI Liquid Asset Trust, SEI
                                                                          Asset Allocation Trust, SEI Tax
                                                                          Exempt Trust and SEI Alpha Strategy
                                                                          Portfolios, LP and Adviser Managed
                                                                          Trust; member of the independent
                                                                          review committee for SEI's
                                                                          Canadian-registered mutual funds.

                                                                          Former Directorships: Director of
                                                                          SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------------------------------------------

(1) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1991.

The Trust has concluded that Mr. Carlbom should serve as Trustee because of the business experience he gained as President and CEO of a large distribution cooperative and Chairman of a consulting company, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Darr should serve as Trustee because of his background in economics, the business experience he gained in a variety of roles with different financial and banking institutions and as a founder of a money management firm, his knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 2008.

The Trust has concluded that Mr. Grause should serve as Trustee because of the knowledge and experience he gained in a variety of leadership roles with different financial institutions, his knowledge of the mutual fund and investment management industries and his past experience as an interested trustee and chair of the investment committee for a multi-managed investment company.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Ms. Krikorian should serve as Trustee because of the experience she gained serving as a legal and financial services consultant, in-house counsel to a large custodian bank and Vice President of Compliance of an investment adviser, her background in fiduciary and banking law, her experience in and knowledge of the financial services industry, and the experience she has gained serving as trustee of the Trust since 2005.

The Trust has concluded that Mr. Speca should serve as Trustee because of the knowledge and experience he gained serving as president of a mutual fund company and portfolio manager for a $95 billion complex of asset allocation funds, and his over 25 years of experience working in a management capacity with mutual fund boards.

The Trust has concluded that Mr. Storey should serve as Trustee because of the mutual fund governance experience he gained as an Investment Management attorney, both in private practice and with the SEC, his background serving as counsel to numerous mutual fund boards of trustees, his knowledge of the 1940 Act, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Trust since 1994.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as trustee of the Trust since 1999.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. Mr. Sullivan serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met twenty-four (24) times during the most recently completed fiscal year.

o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Grause, Johnson, Speca, Storey and Sullivan, currently serve as members of the Governance Committee. Ms. Krikorian serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary, and met three (3) times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

-----------------------------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR RANGE OF SHARES (ALL
NAME                          DOLLAR RANGE OF FUND SHARES                       FUNDS)(1)
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Nesher                                 None                                          None
-----------------------------------------------------------------------------------------------------------
Doran                                  None                                          None
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Carlbom                                None                                          None
-----------------------------------------------------------------------------------------------------------
Darr                                   None                                          None
-----------------------------------------------------------------------------------------------------------
Grause                                 None                                          None
-----------------------------------------------------------------------------------------------------------
Johnson                                None                                          None
-----------------------------------------------------------------------------------------------------------
Speca                                  None                                          None
-----------------------------------------------------------------------------------------------------------
Krikorian                              None                                          None
-----------------------------------------------------------------------------------------------------------
Storey                                 None                                          None
-----------------------------------------------------------------------------------------------------------
Sullivan                               None                                          None
-----------------------------------------------------------------------------------------------------------

(1) Valuation date is December 31, 2011.

(2) The Trust is the only investment company in the Fund Complex.


BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

------------------------------------------------------------------------------------------------------------------------------------
                                                        PENSION OR
                                                     RETIREMENT BENEFITS          ESTIMATED ANNUAL          TOTAL COMPENSATION FROM
                                AGGREGATE             ACCRUED AS PART OF           BENEFITS UPON             THE TRUST AND FUND
NAME                           COMPENSATION             FUND EXPENSES                RETIREMENT                COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $0 for service on one (1)
Robert A. Nesher(1)                $0                      N/A                          N/A                board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $0 for service on one (1)
William M. Doran(1)                $0                      N/A                          N/A                board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
Charles E. Carlbom               $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
John K. Darr                     $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
Joseph T. Grause, Jr.            $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
Mitchell A. Johnson              $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
Bruce Speca                      $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           $[XX] for service on one
Betty L. Krikorian               $[XX]                     N/A                          N/A                (1) board
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     PENSION OR
                                                  RETIREMENT BENEFITS          ESTIMATED ANNUAL          TOTAL COMPENSATION FROM
                             AGGREGATE            ACCRUED AS PART OF           BENEFITS UPON               THE TRUST AND FUND
NAME                        COMPENSATION            FUND EXPENSES                RETIREMENT                   COMPLEX(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         $[XX] for service on one
James M. Storey               $[XX]                      N/A                        N/A                  (1) board
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         $[XX] for service on one
George J. Sullivan            $[XX]                      N/A                        N/A                  (1) board
------------------------------------------------------------------------------------------------------------------------------------

(1) A Trustee who is an "interested person" as defined by the 1940 Act.

(2) The Trust is the only investment company in the "Fund Complex."


TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust and the principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services. Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

--------------------------------------------------------------------------------------------------------------
                   POSITION WITH
NAME AND           TRUST AND LENGTH                                                OTHER DIRECTORSHIPS HELD
DATE OF BIRTH      OF TERM              PRINCIPAL OCCUPATIONS IN PAST 5 YEARS      IN THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Michael Beattie    President            Director of Client Service at SEI from     None.
(03/13/65)         (since 2011)         2004 to 2011. Vice President at SEI
                                        from 2009 to November 2011.
--------------------------------------------------------------------------------------------------------------
Michael Lawson     Treasurer,           Director, SEI Investments, Fund            None.
(10/08/60)         Controller and       Accounting since July 2005. Manager,
                   Chief Financial      SEI Investments, Fund Accounting at
                   Officer              SEI Investments AVP from April 1995 to
                   (since 2005)         February 1998 and November 1998 to
                                        July 2005.
--------------------------------------------------------------------------------------------------------------
Russell Emery      Chief Compliance     Chief Compliance Officer of SEI            None.
(12/18/62)         Officer              Structured Credit Fund, LP and SEI
                   (since 2006)         Alpha Strategy Portfolios, LP since June
                                        2007. Chief Compliance Officer of SEI
                                        Opportunity Fund, L.P., SEI Institutional
                                        Managed Trust, SEI Asset Allocation
                                        Trust, SEI Institutional International
                                        Trust, SEI Institutional Investments
                                        Trust, SEI Daily Income Trust, SEI
                                        Liquid Asset Trust and SEI Tax Exempt
                                        Trust since March 2006. Director of
                                        Investment Product Management and
                                        Development, SEI Investments, since
                                        February 2003; Senior Investment
                                        Analyst -- Equity Team, SEI Investments,
                                        from March 2000 to February 2003.
--------------------------------------------------------------------------------------------------------------


                                             53

--------------------------------------------------------------------------------------------------------------
                   POSITION WITH
NAME AND           TRUST AND LENGTH                                                OTHER DIRECTORSHIPS HELD IN
DATE OF BIRTH      OF TERM              PRINCIPAL OCCUPATIONS IN PAST 5 YEARS      THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Timothy D. Barto   Vice President and   General Counsel and Secretary of SIMC      None.
(03/28/68)         Assistant Secretary  and the Administrator since 2004. Vice
                   (since 1999)         President of SIMC and the Administrator
                                        since 1999. Vice President and Assistant
                                        Secretary of SEI Investments since 2001.
                                        Assistant Secretary of SIMC, the
                                        Administrator and the Distributor, and
                                        Vice President of the Distributor from
                                        1999 to 2003.
--------------------------------------------------------------------------------------------------------------
Dianne M.          Vice President       Counsel at SEI Investments since 2010.     None.
Sulzbach           and Secretary        Associate at Morgan, Lewis & Bockius
(07/18/77)         (since 2011)         LLP from 2006 to 2010. Associate at
                                        Morrison & Foerster LLP from 2003 to
                                        2006. Associate at Stradley Ronon
                                        Stevens & Young LLP from 2002 to
                                        2003.
--------------------------------------------------------------------------------------------------------------
Keri Rohn          Privacy Officer      Compliance Officer at SEI Investments      None.
(8/24/80)          (since 2009)         since 2003.
                   AML Officer
                   (since 2011)
--------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Each of the Funds has no current intention to allow purchases in-kind, but under certain circumstances they may allow investors to purchase shares by contributing securities in-kind to the Funds, provided that the securities used to purchase Fund shares are appropriate investments for the Funds, are consistent with the Funds' investment objective and policies, and meet any other applicable criteria established by the Adviser, such as liquidity. The Funds will value the securities in accordance with its policies and procedures with respect to the valuation of portfolio securities, as of the time at which the Funds determine their net asset value per share of a Fund or Funds (the "NAV") on the day that the securities are contributed to the Funds in-kind.
The Adviser has the sole discretion with respect to determining whether particular securities may be used as payment in-kind for Fund shares.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board.
 The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

This general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Funds each intend to qualify and elect to be treated as a regulated investment company ("RIC"). By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which they may be subject. A Fund that qualifies as a RIC will not be subject to federal income taxes on the net investment income and net realized capital gains that the Fund timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Funds as a RIC if it determines such course of action to be beneficial to shareholders.

To qualify under Subchapter M of the Code as a RIC, each Fund must, among other things distribute to its shareholders each year at least 90% of the sum of (i) its investment company taxable income (as that term is defined in the Code, determined without regard to the deduction for dividends paid) and (ii) its net tax-exempt income (the excess of its gross tax-exempt interest income over certain disallowed deductions) and also must meet several additional requirements. Each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or certain other income derived with respect to its business of investing in such stocks, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"). In addition, at the close of each quarter of the Funds' taxable year, (i) at least 50% of the value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of each Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of each Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Funds control and that are engaged in the same, similar or related trades or business, or the securities of one or more qualified publicly traded partnerships ("Asset Test"). In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in the Qualifying Income Test will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Qualifying Income Test if such gains are not directly related to a fund's business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of the Fund's non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing the Fund's status as a RIC for all years to which the regulations are applicable.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed.

If a Fund fails to satisfy the Qualifying Income Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify for any taxable year as a RIC and these relief provisions are not available, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividend-received deduction for corporate shareholders (subject to certain limitations) and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. In addition, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The RIC Mod Act changed the treatment of capital loss carryovers for RICs. The new rules are similar to those that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for the Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of such year (and any retained amount from the prior calendar year on which a Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Funds intend to make sufficient distributions to avoid imposition of this tax, or to retain, at most their net capital gains and pay tax thereon. The Funds intend to make sufficient distributions to avoid liability for any federal excise tax, but can make no assurances that such tax will be completely eliminated. The Funds may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Funds to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or, subject to the sunset date below, at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds may be eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities it holds and the Funds designate the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from each Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) each Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or

(iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. To the extent a Fund indirectly invests in the stock of foreign corporations through derivative instruments, such investments will likely not generate qualified dividend income to the Fund and its shareholders.

Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2012. Distributions by the Funds of their net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Funds' net capital gains will be taxable as long-term capital gains.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent such distributions are so designated and do not exceed the gross amount of qualifying dividends received by the Funds for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Funds may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Funds.

Each Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining a Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include distributions of exempt-interest.

SALES OR REDEMPTIONS. Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

The Funds (or their administrative agent) must report to the Internal Revenue Services ("IRS") and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Funds are also now required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including the average basis. In the absence of an election, the Funds will use the average basis method as their default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Each Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 Contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under "Certain Foreign Currency Tax Issues," gain or loss from Section 1256 Contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund intends to distribute all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original interest discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. As noted above, if a Fund invests in such securities it may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Funds invest will not be considered qualifying income as of September 30, 2006. As a result, the Funds will therefore restrict their income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

A Fund may invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from qualified publicly traded partnerships is qualifying income for purposes of the Qualifying Income Test, but a Fund's investment in one or more of such qualified publicly traded partnerships is limited under the Asset Test to no more than 25% of the value of the Fund's assets. A Fund may invest in MLPs that are treated as corporations rather than as qualified publicly traded partnerships for federal income tax purposes. A Fund's investment in MLPs treated as corporations will not be subject to the special 25% issuer aggregation rule in the Asset Test for qualified publicly traded partnerships. The Funds will monitor its investment in such qualified publicly traded partnerships in order to ensure compliance with the Asset Test.

The Fund may invest in MLPs which deliver Form K-1s to the Fund to report the Funds share of income, gains, losses, deductions and credits of the MLP. These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in a Fund's receipt of cash in excess of the

REIT's earnings; if a Fund distributes these amounts, these distributions could constitute a return of capital to such Fund's shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.

CERTAIN FOREIGN CURRENCY TAX ISSUES. A Fund's gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of a Fund and is not part of a straddle transaction and (ii) a Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund's forward contracts may qualify as Section 1256 Contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to
Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts will not be marked to market annually and a Fund will recognize short-term or long-term capital gain or loss depending on a Fund's holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as
Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless a Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by a Fund.

If a Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the Internal Revenue Service (the "IRS"). By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of their taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to their shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Fund will report annually to their shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund-of-funds" under the Code. If a Fund is a "qualified fund-of-funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a "qualified fund-of-funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs.

TAX-EXEMPT SHAREHOLDERS. Under current law, income of a Fund that would be treated as unrelated business taxable income ("UBTI") if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b) or if the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs").

BACKUP WITHHOLDING. A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien). The backup withholding rate is currently 28% and is scheduled to increase to 31% in 2013. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's federal income tax liability.

NON-U.S. INVESTORS. Any non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds from the sale of Fund shares received by shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by a Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money Market Securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act") and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. Because the Funds are new, as of the date of this SAI, the Funds do not hold any securities of "regular brokers and dealers."

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, principal underwriter, or any affiliated person of the Funds, the Adviser, or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and each Fund's complete schedule of investments following the 2nd and 4th fiscal quarters is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. [These reports are also available, free of charge, on the Adviser's website at www.______.com.]

The Funds provide information about their complete portfolio holdings, updated as of the most recent calendar month on the internet at www.[ ].com. This information is provided with [insert frequency].

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating a Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements. The Adviser currently has no arrangements to provide non-public portfolio holdings information to any entity.

The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Funds' property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Trust's Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that each Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling [1-___-___-____]; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Funds are new, as of the date of this SAI, the Funds do not have any beneficial owners to report.

APPENDIX A -- DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1     This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2     Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.
PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on funds employed.

         - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.


The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

         - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.


DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

MOODY'S

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Amended and Restated Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(a)(2) Amendment No. 1, dated May 15, 2012, to the Registrant's Amended and Restated Agreement and Declaration of Trust dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit
(a)(2) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(b) Registrant's Second Amended and Restated By-Laws are incorporated herein by reference to exhibit(b) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(c) Not Applicable.

(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post- Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96- 001199 on February 28, 1996.

(d)(2) Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit
(d)(2) of Post- Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(d)(3) Revised Schedule A dated March 1, 2010 to the Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(3) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(4) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. (now, AIG Asset Management (U.S.),
LLC) is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(d)(5) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. (now, AIG Asset Management (U.S.), LLC) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.

(d)(6) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(d)(7) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.

(d)(8) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(9) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(d)(10) Expense Limitation Agreement dated March 1, 2010 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(9) of Post- Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management
LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(12) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now Acadian Asset Management, LLC) is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10- 000392 on September 3, 2010.

(d)(13) Expense Limitation Agreement dated December 16, 2010, between the Registrant and Acadian Asset Management LLC, is incorporated herein by reference to exhibit (d)(13) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 28, 2012.

(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(15) Amended Schedule A to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(15) of Post-Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000735 on November 30,
2011.

(d)(16) Form of Amended and Restated Expense Limitation Agreement, dated August 28, 2012, as effective on September 1, 2012, between the Registrant and Cambiar Investors LLC, filed with the SEC via EDGAR Accession No. 0001135428-12-000394 on August 28, 2012.

(d)(17) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(18) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit
(d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(19) Investment Advisory Agreement dated August 8, 2008 between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(d)(20) Expense Limitation Agreement between the Registrant and Rice Hall James & Associates, LLC, to be filed by amendment.

(d)(21) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(d)(22) Amendment and Revised Schedule A dated June 1, 2010 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(21) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(23) Investment Advisory Agreement dated January 29, 2010 between the Registrant and PNC Capital Advisors, LLC, to be filed by amendment.

(d)(24) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.

(d)(25) Expense Limitation Agreement between the Registrant and Haverford Investment Management, Inc., to be filed by amendment.

(d)(26) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.

(d)(27) Schedule A, dated December 16, 2005, as last amended November 15, 2011, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 170 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000779 on December 28, 2011.

(d)(28) Form of Expense Limitation Agreement dated August 12, 2008, as amended and restated November 15, 2011, between the Registrant and Westwood Management Corp., relating to each series of the Westwood Family of Funds, is incorporated herein by reference to exhibit (d)(29) of Post-Effective Amendment No. 170 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000779 on December 28,
2011.

(d)(29) Form of Investment Sub-Advisory Agreement between Westwood Management Corp. and SKY Harbor Capital Management, LLC, relating to the Westwood Short Duration High Yield Fund, is incorporated herein by reference to exhibit
(d)(45) of Post-Effective Amendment No. 170 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000779 on December 28, 2011.

(d)(30) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.

(d)(31) Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit
(d)(28) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(32) Investment Advisory Agreement dated September 21, 2009 between the Registrant and Pennant Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post- Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09- 000594 on November 30, 2009.

(d)(33) Investment Advisory Agreement dated March 31, 2010 between the Registrant and Sands Capital Management, LLC is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 123 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000173 on April 30, 2010.

(d)(34) Expense Limitation Agreement between the Registrant and Sands Capital Management, LLC, to be filed by amendment.

(d)(35) Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., relating to the Aviva Investors Family of Funds, is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 124 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000245 on June 30, 2010.

(d)(36) Revised Schedule A to the Investment Advisory Agreement dated May 7, 2010 between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva Investors Family of Funds, is incorporated herein by reference to exhibit (d)(40) of Post-Effective Amendment No. 145 to the

Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000239 on April 19, 2011.

(d)(37) Form of Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva Investors High Yield Bond Fund and Aviva Investors Core Aggregate Fixed Income Fund, is incorporated herein by reference to exhibit (d)(37) of Post-Effective Amendment No. 126 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000336 on August 30, 2010.

(d)(38) Form of Expense Limitation Agreement between the Registrant and Aviva Investors North America, Inc., with respect to the Aviva Investors Emerging Markets Local Currency Bond Fund, is incorporated herein by reference to exhibit (d)(41) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000239 on April 19, 2011.

(d)(39) Form of Investment Advisory Agreement between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(42) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.

(d)(40) Expense Limitation Agreement, effective as of March 28, 2011, between the Registrant and AlphaOne Investment Services, LLC, relating to the AlphaOne Family of Funds, is incorporated herein by reference to exhibit (d)(43) of Post-Effective Amendment No. 154 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000353 on June 29, 2011.

(d)(41) Form of Investment Advisory Agreement between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit
(d)(44) of Post-Effective Amendment No. 156 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000382 on July 29, 2011.

(d)(42) Form of Expense Limitation Agreement between the Registrant and Loomis, Sayles & Company, L.P., relating to the Loomis Sayles Full Discretion Institutional Securitized Fund, is incorporated herein by reference to exhibit
(d)(43) of Post-Effective Amendment No. 165 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000665 on November 4, 2011.

(d)(43) Form of Investment Advisory Agreement between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (d)(44) of Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.

(d)(44) Form of Expense Limitation Agreement between the Registrant and CBRE Clarion Securities LLC, relating to the CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.

(d)(45) Investment Advisory Agreement dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(45) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(d)(46) Expense Limitation Agreement dated February 20, 2012, between the Registrant and Hamlin Capital Management, LLC, relating to the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (d)(46) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(d)(47) Investment Advisory Agreement between the Trust and Citigroup First Investment Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(47) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(d)(48) Expense Limitation Agreement between the Registrant and Citigroup First Investment Management Americas LLC, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (d)(48) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(d)(49) Form of Investment Advisory Agreement between the Trust and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(49) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(d)(50) Form of Expense Limitation Agreement between the Registrant and Thomson Horstmann & Bryant, Inc., relating to the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (d)(50) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(d)(51) Investment Advisory Agreement between the Trust and Cornerstone Advisors, Inc., relating to the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(51) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(52) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Parametric Portfolio Associates LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(52) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(53) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and LSV Asset Management, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(53) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(54) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Harris Associates L.P., relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(54) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(55) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Thornburg Investment Management Inc, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(55) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(56) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Marsico Capital Management, LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(56) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(57) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Turner Investments, L.P., relating to the Cornerstone Advisors Global Public Equity Fund and Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(57) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(58) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Cramer Rosenthal McGlynn LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(58) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(59) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Fairpointe Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(59) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(60) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Phocas Financial Corporation, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(60) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(61) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and TCW Investment Management Company, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(61) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(62) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Allianz Global Investors Capital LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(62) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(63) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Acadian Asset Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit (d)(63) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(64) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Driehaus Capital Management LLC, relating to the Cornerstone Advisors Global Public Equity Fund, is incorporated herein by reference to exhibit
(d)(64) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(65) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and SteelPath Capital Management, LLC, relating to the Cornerstone Advisors Income Opportunities Fund, is incorporated herein by reference to exhibit
(d)(65) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(66) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AlphaSimplex Group, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(66) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(67) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and AQR Capital Management, LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(67) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(68) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and ClariVest Asset Management LLC, relating to the Cornerstone Advisors Public Alternatives Fund, is incorporated herein by reference to exhibit (d)(68) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(69) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and Kayne Anderson Capital Advisors, L.P., relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(69) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(d)(70) Investment Sub-Advisory Agreement between Cornerstone Advisors, Inc. and BlackRock Investment Management, LLC, relating to the Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (d)(70) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.

(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post- Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03- 000108 on February 28, 2003.

(e)(3) Amendment No. 1, effective as of August 30, 2010, to the Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to exhibit
(e)(3) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(e)(4) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.

(e)(5) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.

(f) Not Applicable.

(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N- 1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000095 on March 1, 2004.

(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.

(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(g)(6) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A., to be filed by amendment.

(g)(7) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.

(g)(8) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(g)(9) Custody Agreement between the Registrant and The Northern Trust Company, to be filed by amendment.

(g)(10) Global Custodial Services Agreement between the Registrant and Citi Global Transaction Services, to be filed by amendment.

(g)(11) Amended Fee Schedule to the Global Custodial Services Agreement between the Registrant and Citi Global Transaction Services, to be filed by amendment.

(g)(12) Custodial Services Agreement between the Registrant and The Bank of New York Mellon, relating to the Cambiar Aggressive Value Fund and Cambiar Opportunity Fund, to be filed by amendment.

(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit (9)(f) of Post-Effective Amendment No. 28 to the

Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.

(h)(3) Amendment to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, to be filed by amendment.

(h)(4) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.

(h)(5) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(6) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.

(h)(7) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit
(h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.

(h)(8) Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(h)(9) Amendment dated April 1, 2009 to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc., to be filed by amendment.

(h)(10) Amended Fee Schedule, dated August 30, 2012, to the Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(10) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(h)(11) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.

(h)(12) Transfer Agency Services Agreement between the Registrant and Atlantic Fund Services, to be filed by amendment.

(h)(13) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(14) Amendment to the Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc., to be filed by amendment.

(h)(15) Shareholder Services Plan, relating to the Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.

(h)(16) Revised Exhibit A to the Shareholder Services Plan, relating to Investor Class Shares of the Cambiar Funds, is incorporated herein by reference to exhibit (h)(11) of Post- Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11- 000735 on November 30, 2011.

(h)(17) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.

(h)(18) Shareholder Services Plan, relating to Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrants Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(h)(19) Exhibit A to the Shareholder Services Plan, relating to the Institutional Shares of the Westwood Funds, is incorporated herein by reference to exhibit (h)(14) of Post-Effective Amendment No. 140 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000194 on March 28, 2011.

(h)(20) Shareholder Services Plan, relating to the Investor Class Shares of the Sands Capital Global Growth Fund, is incorporated herein by reference to exhibit (h)(30) of Post- Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(h)(21) Shareholder Services Plan, relating to R Class Shares of the AlphaOne Funds, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.

(h)(22) Shareholder Services Plan, relating to Investor Class and Institutional Shares of the CBRE Clarion Long/Short Fund, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 171 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000783 on December 28, 2011.

(h)(23) Shareholder Services Plan, relating to the A Shares of the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, to be filed by amendment.

(h)(24) Shareholder Services Plan, relating to the Investor Class Shares of the Hamlin High Dividend Equity Fund, is incorporated herein by reference to exhibit (h)(22) of Post- Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000195 on March 28, 2012.

(h)(25) Shareholder Services Plan, relating to the Investor Class Shares of the Thomson Horstmann & Bryant MicroCap Fund, is incorporated herein by reference to exhibit (h)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(h)(26) Shareholder Services Plan, relating to the Institutional Shares of the Cornerstone Advisors Global Public Equity Fund, Cornerstone Advisors Income Opportunities Fund, Cornerstone Advisors Public Alternatives Fund and Cornerstone Advisors Real Assets Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to shares of the Harvest China All Assets Fund and Harvest Intermediate Bond Fund to be filed by amendment.

(j) Not Applicable.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.

(m)(2) Schedule A, as last amended February 15, 2012, to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 183 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 28, 2012.

(m)(3) Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(6) of Post- Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04- 000242 on June 1, 2004.

(m)(4) Amended Schedule A dated November 13, 2007 to the Distribution Plan dated September 17, 2002, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (m)(4) of Post-Effective Amendment No. 111 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000276 on July 2, 2009.

(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n) of Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000392 on September 3, 2010.

(n)(2) Revised Schedule F and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Westwood Family of Funds, are incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

(n)(3) Revised Schedule G and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the Aviva Investors Family of Funds, are incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 145 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000239 on April 19, 2011.

(n)(4) Schedule I and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan dated February 21, 2007, relating to the AlphaOne Family of Funds, are incorporated herein by reference to exhibit (n)(4) of Post- Effective Amendment No. 141 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000199 on March 30, 2011.

(n)(5) Revised Schedule C to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Cambiar Funds, is incorporated herein by reference to exhibit (n)(5) of Post-Effective Amendment No. 168 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000735 on November 30,
2011.

(n)(6) Schedule J and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the CBRE Clarion Long/Short Fund, to be filed by amendment.

(n)(7) Schedule K and Certificates of Class Designation to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund, is incorporated herein by reference to exhibit (n)(7) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics dated November 2007 is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated October 23, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(4) Cambiar Investors LLC Revised Code of Ethics dated January 2012, filed with the SEC via EDGAR Accession No. 0001135428-12-000394 on August 28, 2012.

(p)(5) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(6) C.S. McKee, LLP Revised Code of Ethics, to be filed by amendment.

(p)(7) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics, to be filed by amendment.

(p)(8) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(9) Haverford Investment Management, Inc. Revised Code of Ethics, to be filed by amendment.

(p)(10) AIG Asset Management (U.S.), LLC Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(p)(11) Rice Hall James & Associates, LLC Revised Code of Ethics, to be filed by amendment.

(p)(12) Acadian Asset Management, LLC Revised Code of Ethics is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(13) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.

(p)(14) Edgewood Management LLC Revised Code of Ethics, to be filed by amendment.

(p)(15) PNC Capital Advisors, LLC Code of Ethics dated October 8, 2009 is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 120 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC on March 1, 2010.

(p)(16) Pennant Management, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 112 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000365 on August 21, 2009.

(p)(17) Sands Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 117 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-10-000009 on January 15, 2010.

(p)(18) Aviva Investors North America, Inc. Code of Ethics, as approved by the Board of Trustees on November 10, 2011, is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(p)(19) AlphaOne Investment Services, LLC Code of Ethics dated May 1, 2011, is incorporated herein by reference to exhibit (p)(20) of Post-Effective Amendment No. 158 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-11-000517 on September 16, 2011.

(p)(20) Loomis, Sayles & Company L.P. Code of Ethics, to be filed by amendment.
(p)(21) CBRE Clarion Securities LLC Code of Ethics, to be filed by amendment.
(p)(22) SKY Harbor Capital Management, LLC Code of Ethics, to be filed by amendment.

(p)(23) Hamlin Capital Management, LLC Code of Ethics, is incorporated herein by reference to exhibit (p)(23) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(p)(24) Thomson Horstmann & Bryant, Inc. Code of Ethics, is incorporated herein by reference to exhibit (p)(24) of Post-Effective Amendment No. 184 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000197 on March 28, 2012.

(p)(25) SEI Investments Distribution Co. Code of Ethics dated January 12, 2009 is incorporated herein by reference to exhibit (p)(18) of Post-Effective Amendment No. 116 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000641 on December 18, 2009.

(p)(26) Citigroup First Investment Management Americas LLC Code of Ethics is incorporated herein by reference to exhibit (p)(26) of Post-Effective Amendment No. 190 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000262 on May 23, 2012.

(p)(27) Cornerstone Advisors, Inc. Code of Ethics is incorporated herein by reference to exhibit (p)(27) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.
(p)(28) Parametric Portfolio Associates LLC Code of Ethics is incorporated herein by reference to exhibit (p)(28) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(29) Harris Associates L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(29) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(30) Thornburg Investment Management Inc Code of Ethics is incorporated herein by reference to exhibit (p)(30) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(31) Marsico Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(31) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(32) Turner Investments, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(32) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(33) Cramer Rosenthal McGlynn LLC Code of Ethics is incorporated herein by reference to exhibit (p)(33) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(34) Fairpointe Capital LLC Code of Ethics is incorporated herein by reference to exhibit (p)(34) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(35) Phocas Financial Corporation Code of Ethics is incorporated herein by reference to exhibit (p)(35) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(36) TCW Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(36) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(37) Amendment to the TCW Investment Management Company Code of Ethics is incorporated herein by reference to exhibit (p)(37) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(38) Allianz Global Investors Capital LLC Code of Ethics is incorporated herein by reference to exhibit (p)(38) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(39) Driehaus Capital Management LLC Code of Ethics is incorporated herein by reference to exhibit (p)(39) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(40) SteelPath Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(40) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(41) AlphaSimplex Group, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(41) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File

Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(42) AQR Capital Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(42) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(43) ClariVest Asset Management LLC Code of Ethics is incorporated herein by reference to exhibit (p)(43) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(44) Kayne Anderson Capital Advisors, L.P. Code of Ethics is incorporated herein by reference to exhibit (p)(44) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(45) BlackRock Financial Management, LLC Code of Ethics is incorporated herein by reference to exhibit (p)(45) of Post-Effective Amendment No. 193 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000370 on August 22, 2012.

(p)(46) Harvest Global Investments Limited Code of Ethics to be filed by amendment.

(q) Powers of Attorney for Ms. Betty L. Krikorian and Messrs. Robert A. Nesher, Michael Lawson, William M. Doran, John K. Darr, George J. Sullivan, Jr., Charles E. Carlbom, James M. Storey, Philip T. Masterson, Mitchell A. Johnson, Bruce Speca and Joseph T. Grause are incorporated herein by reference to exhibit (q) of Post-Effective Amendment No. 179 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-12-000087 on February 28, 2012.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio and Acadian Emerging Markets Debt Fund and as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940.

NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER       NAME OF OTHER COMPANY         OTHER COMPANY
Laurent De Greef, Member of   Acadian Asset Management      Managing Director, asset
Board of Managers             (UK) Ltd                      management
John Chisholm, Executive      Acadian Asset Management
Vice President, CIO, Member                                 Director, asset management
of Board of Managers          (UK) Ltd
                              Acadian Asset Management
Churchill Franklin, Executive (UK) Ltd                      Director, asset management
Vice President, COO,          Acadian Asset Management
Member of Board of            (Australia) Ltd               Director, asset management
Managers
                              Acadian Cayman Limited G.P.   Director, asset management
Ronald Frashure, Chief        Acadian Asset Management
Executive Officer, President, (Singapore) Pte Ltd           Director, asset management
Chairman, Member of Board
of Managers                   Acadian Cayman Limited G.P.   Director, asset management
Mark Minichiello, Senior                                    Director, asset management
                              Acadian Asset Management
Vice President, Chief         (UK) Ltd
Financial Officer, Treasurer,
Secretary, Member of Board    Acadian Asset Management
of Managers                   (Singapore) Pte Ltd           Director, asset management
Ross Dowd, Senior Vice        Acadian Asset Management      Director, asset management
President, Head of Client     (UK) Ltd
Service, Member of Board of   Acadian Cayman Limited G.P.   Director, asset management
Managers                      Acadian Asset Management
                              (Singapore) Pte Ltd           Director, asset management
Linda Gibson, Member of       Director, Executive Vice
Board of Managers             President and Chief Operating Affiliated Directorships
                              Officer - Old Mutual (US)

NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY                OTHER COMPANY
                        Holdings Inc. (a holding
                        company);
                        Larch Lane Advisors, LLC (an
                        investment advisor);
                        2100 Xenon Group LLC (an
                        investment advisor);
                        Acadian Asset Management LLC
                        (an investment advisor);
                        Analytic Investors, LLC (an
                        investment advisor);
                        300 North Capital, LLC (an
                        investment advisor);
                        Barrow, Hanley, Mewhinney &
                        Strauss, LLC (an investment
                        advisor);
                        The Campbell Group, Inc. (a
                        holding company for The
                        Campbell Group LLC)
                        Dwight Asset Management
                        Company LLC (an investment
                        advisor);
                        Echo Point Investment
                        Management, LLC (an
                        investment advisor);
                        Old Mutual (HFL) Inc. (a
                        holding company for Heitman
                        affiliated financial services firms)
                        Investment Counselors of
                        Maryland, LLC (an investment
                        advisor)
                        Lincluden Management Limited
                        (an investment advisor)
                        Old Mutual Asset Management
                        International , Ltd. (an
                        investment advisor)
                        Old Mutual Asset Managers
                        (UK) Ltd. (an investment
                        advisor);
                        Copper Rock Capital Partners,
                        LLC (an investment advisor);
                        Old Mutual Capital, Inc. (an
                        investment advisor);
                        Old Mutual Investment Partners
                        (a registered broker-dealer)
                        Ashfield Capital Partners, LLC
                        (an investment advisor);
                        Old Mutual Asset Management
                        Trust Company (a trust

NAME AND POSITION                                            CONNECTION WITH
WITH INVESTMENT ADVISER    NAME OF OTHER COMPANY             OTHER COMPANY
                           company)
                           Old Mutual Fund Managers
                           Limited (a broker-dealer);
                           Rogge Global Partners plc (an
                           investment advisor);
                           Thompson, Siegel & Walmsley
                           LLC (an investment advisor)
Matthew Berger, Member of  Director and Senior Vice
Board of Managers          President, Director of Finance -
                           Old Mutual (US) Holdings Inc.
                           (a holding company);              Affiliated Directorships
                           Acadian Asset Management LLC
                           (investment advisor)
Christopher Hadley, Member Senior Vice President, Human
of Board of Managers       Resources - Old Mutual (US)
                           Holdings Inc. (a holding
                           company); Acadian Asset           Affiliated Directorships
                           Management LLC (an investment
                           advisor)
Aidan Riordan, Member of   Senior Vice President, Director
Board of Managers          of Affiliate Development - Old
                           Mutual (US) Holdings Inc. (a
                           holding company); Acadian
                           Asset Management LLC (an
                           investment advisor); 300 North
                           Capital LLC (an investment
                           advisor);
                           2100 Xenon Group LLC (an
                           investment advisor);              Affiliated Directorships
                           Ashfield Capital Partners, LLC
                           (an investment advisor);
                           Copper Rock Capital Partners
                           LLC (an investment advisor);
                           Echo Point Investment
                           Management, LLC (an
                           investment advisor);
                           Larch Lane Advisors LLC (an
                           investment advisor)
Stephen Belgrad, Member of Director, Chief Financial Officer
Board of Managers          and Executive Vice President-
                           Old Mutual (US) Holdings Inc.
                           (a holding company);
                           Acadian Asset Management LLC
                           (an investment advisor);
                           Analytic Investors, LLC (an       Affiliated Directorships
                           investment advisor):
                           Larch Lane Advisors LLC (an
                           investment advisor)

                                       21

AIG ASSET MANAGEMENT (U.S.), LLC
AIG Asset Management (U.S.), LLC ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 80 Pine Street, New York, New York 10005. AIG is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of AIG is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALLIANZ GLOBAL INVESTORS CAPITAL LLC
Allianz Global Investors Capital LLC ("AGI Capital") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of AGI Capital is 600 West Broadway, Suite 2900, San Diego, CA 92101. AGI Capital is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                  CONNECTION WITH
WITH INVESTMENT ADVISER  NAME OF OTHER COMPANY     OTHER COMPANY
Horacio A. Valeiras,     The Bishops School        President of the Board
CFA                      7607 La Jolla Boulevard
Managing Director, Chief La Jolla, CA 92037
Investment Officer
                         Opdenweyer--Alcus         President of the Board
                         274 Citrus Road
                         River Ridge, LA 70123
                         San Diego Foundation      Member, Investment Committee
                         2508 Historic Decatur Rd.
                         Ste. 200
                         San Diego, CA 92128

ALPHAONE INVESTMENT SERVICES, LLC
AlphaOne Investment Services, LLC ("AlphaOne") serves as the investment adviser for the AlphaOne Small Cap Growth Fund, AlphaOne Micro Cap Equity Fund and AlphaOne U.S. Equity Long Short Fund. The principal address of AlphaOne is One Tower Bridge, 100 Front Street, Suite 1250, West Conshohocken, PA 19428. AlphaOne is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of AlphaOne is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ALPHASIMPLEX GROUP, LLC
AlphaSimplex Group, LLC ("AlphaSimplex") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AlphaSimplex is One Cambridge Center, Cambridge, Massachusetts 02142. AlphaSimplex is an investment adviser registered under the Investment Advisers Act of 1940.

NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER     NAME OF OTHER COMPANY               OTHER COMPANY
Andrew W. Lo                Massachusetts Institute of
Chief Investment            Technology (MIT) -- Sloan School of Charles E. and Susan T. Harris
Strategist, Chairman of the Management                          Professor
Board                       100 Main Street
                            E62-618
                            Cambridge, MA 02142
                            United States                       Director of the Laboratory for
                                                                Financial Engineering


AQR CAPITAL MANAGEMENT, LLC
AQR Capital Management, LLC ("AQR") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of AQR is Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                        CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY            OTHER COMPANY
Lasse Pedersen          NYU Stern School of Business     John A. Paulson Professor of
Principal               44 W 4th Street                  Finance and Alternative
                        New York, New York 10012         Investments (2009- present (on
                                                         leave))
                        Copenhagen Business School       Professor (2011-present)
                        Howitzvej 60,
                        2000 Frederiksberg, Denmark
                        3815 3815
                        Financial Times Stock Exchange   Advisory Board Member (2009-
                        (FTSE)                           present)
                        1270 Avenue of the Americas
                        New York, NY 10020
                        NASDAQ OMX                       Economic Advisory Board
                        One Liberty Plaza                Member (2008-2011)
                        New York, NY
                        American Finance Association     Director (2011-present)
                        Haas School of Business
                        University of California
                        Berkeley, CA 94729-1900
                        Federal Reserve Bank of New York Member of Monetary Policy
                        33 Liberty Street                Panel (2010-2011)
                        New York, NY 10045               Member of Liquidity Working
                                                         Group (2009-2011)
John Howard             AllianceBernstein L.P.           Chief Financial Officer (March
Principal and Chief     1345 Avenue of the Americas      2010-- February 2011)
Operating Officer       New York, New York 10105

AVIVA INVESTORS NORTH AMERICA, INC.
Aviva Investors North America, Inc. ("Aviva") serves as the investment adviser to the Aviva Investors High Yield Bond Fund, Aviva Investors Core Aggregate Fixed Income Fund and Aviva Investors Emerging Markets Local Currency Bond Fund. The principal address of Aviva is 699 Walnut Street, Suite 1700, Des Moines, Iowa 50309. Aviva is an investment adviser registered under the Investment Advisers Act of 1940/

For the fiscal years ended December 31, 2009 and 2010, none of the directors, officers or partners of Aviva is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

BLACKROCK FINANCIAL MANAGEMENT, LLC
BlackRock Financial Management, LLC ("BlackRock") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of BlackRock is 55 East 52nd Street New York, New York 10055.
BlackRock is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of BlackRock has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Small Cap Fund, the Cambiar Aggressive Value Fund, the Cambiar SMID Fund (formerly, the Cambiar Smid 30 Fund) and the Cambiar Global Select Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended April 30, 2010 and 2011, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


CBRE CLARION SECURITIES LLC
CBRE Clarion Securities LLC ("CBRE") serves as the investment adviser for the CBRE Clarion Long/Short Fund. The principal address of CBRE is 201 King of Prussia Road, Suite 600, Radnor, PA 19087. CBRE is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY


CITIGROUP FIRST INVESTMENT MANAGEMENT AMERICAS LLC
Citigroup First Investment Management Americas LLC ("Citi") serves as the investment adviser for the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund. The principal address of Citi is 388 Greenwich Street, New York, New York 10013. Citi is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY           OTHER COMPANY


CLARIVEST ASSET MANAGEMENT LLC
ClariVest Asset Management LLC ("ClariVest") serves as an investment sub-adviser for the Cornerstone Advisors Public Alternatives Fund. The principal address of ClariVest is 11452 El Camino Real, Suite 250, San Diego, California 92130. ClariVest is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                         CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY             OTHER COMPANY
Jennings J. Newcom      Davis Graham & Stubbs LLP         Senior Counsel
Director                1550 17th Street, Suite 500
                        Denver, CO 80202
                        Lovell Minnick Partners LLC       General Counsel
                        150 N. Radnor Chester Rd.,
                        Unit A200
                        Radnor, PA 19087
                        Commercial Credit Group Inc.      Director
                        227 West Trade Street, Suite 1450
                        Charlotte, NC 28202
                        Reds Management LLC               Director
                        142 West 57th Street, 18th Floor
                        New York, NY 10019
                        Mercer Advisors Inc.              Director
                        7201 East Princess Boulevard
                        Scottsdale, AZ 85255
James E. Minnick        Lovell Minnick Partners LLC       President
Director                150 N. Radnor Chester Rd.,
                        Unit A200
                        Radnor, PA 19087
                        TriState Capital Holdings Inc.    Director
                        301 Grant Street -- 27(th) Floor
                        Pittsburgh, PA 15219


NAME AND POSITION                                      CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY          OTHER COMPANY
                        ClariVest Asset Management LLC Director
                        11452 El Camino Real
                        Suite 250
                        San Diego, CA 92130


CORNERSTONE ADVISORS, INC.
Cornerstone Advisors, Inc. ("Cornerstone") serves as the investment adviser for the Cornerstone Advisors Global Public Equity, Cornerstone Advisors Income Opportunities, Cornerstone Advisors Public Alternatives and Cornerstone Advisors Real Assets Funds. The principal address of Cornerstone is 225 108th Avenue NE, Suite 400, Bellevue, Washington 98004-5782. Cornerstone is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY               OTHER COMPANY
William Savoy           BSquare                             Director
Director / Shareholder  110 -- 110(th) Avenue NE, Suite 200
                        Bellevue, WA 98004
                        Drugstore.com                       Director
                        13920 SE Eastgate Way, Suite 300
                        Bellevue, WA 98005
William Cornelius       Tum-a-Lum Lumber                    Interim CEO
Director                432 SE Dorion
                        Pendleton, OR 97801
Anne Farrell            Seattle Foundation                  President Emeritus
Director                1200 -- 5(th) Avenue, Suite 1300
                        Seattle, WA 98101


CRAMER ROSENTHAL MCGLYNN LLC
Cramer Rosenthal McGlynn LLC ("CRM") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of CRM is 520 Madison Avenue, 20th Floor, New York, NY 10022. CRM is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of CRM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.

NAME AND POSITION                                                CONNECTION WITH
WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY          OTHER COMPANY
Gregory M. Melvin                 Dartmouth Capital, Inc.        President
Chief Investment Officer

DRIEHAUS CAPITAL MANAGEMENT LLC
Driehaus Capital Management LLC ("Driehaus") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Driehaus is 25 East Erie Street, Chicago, IL 60611. Driehaus is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is as of July 31, 2012 and is true for fiscal years 2010 and 2011 unless otherwise noted.



NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY          OTHER COMPANY
Richard H. Driehaus          Driehaus Capital Holdings LLC* Chairman
Chairman and Chief
Investment Officer           Driehaus Mutual Funds**        Trustee
                             Driehaus Securities LLC***     Chairman
Robert H. Gordon             Driehaus Capital Holdings LLC* President and Chief Executive
President and Chief                                         Officer
Executive Officer            Driehaus Mutual Funds**        President since 2011; Senior
                                                            Vice President from 2006 to
                                                            2011.
                             Driehaus Securities LLC***     President and Chief Executive
                                                            Officer
Janet L. McWilliams          Driehaus Capital Holdings LLC* Senior Vice President and
Managing Director,                                          Secretary since 2012.
Secretary and General        Driehaus Mutual Funds**        Assistant Vice President since
Counsel since 2012;                                         2006; Chief Compliance Officer
Assistant Vice President and                                from 2006 to 2012.
Chief Compliance Officer     Driehaus Securities LLC***     Managing Director, Secretary
from 2006 to 2012.                                          and General Counsel since 2012;
                                                            Assistant Vice President and
                                                            Chief Compliance Officer from
                                                            2006 to 2012.
Michelle L. Cahoon           Driehaus Capital Holdings LLC* Vice President, Treasurer and
Managing Director,                                          Chief Financial Officer
Treasurer and Chief          Driehaus Mutual Funds**        Vice President and Treasurer
Financial Officer
                             Driehaus Securities LLC***     Managing Director, Treasurer
                                                            and Chief Financial Officer
Stephen T. Weber             Driehaus Securities LLC***     Managing Director, Sales and
Managing Director, Sales                                    Relationship Management
and Relationship
Management
Kaaren Sagastume             Driehaus Securities LLC***     Managing Director, IT,
Managing Director, IT,                                      Operations and Trading


Operations and Trading
Thomas M. Seftenberg         Driehaus Securities LLC***    Managing Director, Relationship
Managing Director,                                         Management and Marketing
Relationship Management
and Marketing
Michael R. Shoemaker         Driehaus Mutual Funds**       Assistant Vice President and
Assistant Vice President and                               Chief Compliance Officer
Chief Compliance Officer     Driehaus Securities LLC***    Assistant Vice President and
since 2012; Associate Chief                                Chief Compliance Officer
Compliance Officer from      Pacific Investment Management Compliance Officer from 2010
2011 to 2012; Senior         Company LLC                   to 2011.
Compliance Analyst from      860 Newport Center Drive
2007 to 2010.                Newport Beach, CA 92660
Michael P. Kailus            Driehaus Mutual Funds**       Assistant Secretary and Anti-
Assistant Secretary since                                  Money Laundering Compliance
2010.                                                      Officer since 2010.
                             Driehaus Securities LLC***    Assistant Secretary since 2010.
                             Superfund USA, LLC            Associate General Counsel from
                             850 W Jackson Blvd, Ste. 600  2005 to 2010.
                             Chicago, IL 60607

* Driehaus Capital Holdings LLC, located at 25 East Erie Street, Chicago, IL 60611, is a holding company and is the majority owner of Driehaus Capital Management LLC and Driehaus Securities LLC.

** Driehaus Mutual Funds, located at 25 East Erie Street, Chicago, IL 60611, is an open-end management investment company registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940.

*** Driehaus Securities LLC, located at 25 East Erie Street, Chicago, IL 60611, is a limited-purpose broker-dealer registered with the Financial Industry Regulatory Authority ("FINRA") and the U.S. Securities and Exchange
Commission.

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Edgewood is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


FAIRPOINTE CAPITAL LLC
Fairpointe Capital LLC ("Fairpointe") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Fairpointe is One N. Franklin Street, Suite 3300, Chicago, IL 60606. Fairpointe is an investment adviser registered under the Investment Advisers Act of 1940.

None of Fairpointe's directors, officers or partners has engaged in any other business profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee in the last two fiscal years.

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.



NAME AND POSITION                                           CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY          OTHER COMPANY
David Sanford Gottesman,     Berkshire Hathaway, Inc.       Member, Board of Directors
Senior Managing Director     American Museum of Natural     Trustee
                             History
                             Mount Sinai Center             Trustee
                             Yeshiva University             Trustee
Daniel Rosenbloom, Senior    NYU Medical Center             Trustee
Managing Director            National Foundation for Facial Trustee
                             Reconstruction
Charles M. Rosenthal, Senior Brown University               Trustee Emeritus
Managing Director            Marine Biological Laboratory   Trustee
Arthur Joel Stainman, Senior Ark Restaurants Corp.          Member, Board of Directors
Managing Director            Rider University               Trustee
Robert W. Gottesman, Chief   Gruss Foundation               Trustee
Executive Officer and Senior
Managing Director
William F. Guardenier,       John Hart Hunter Foundation    Trustee
Senior Managing Director     New Hampton School             Trustee

HAMLIN CAPITAL MANAGEMENT, LLC
Hamlin Capital Management, LLC ("Hamlin") serves as the investment adviser for the Hamlin High Dividend Equity Fund. The principal address of Hamlin is 477 Madison Avenue, Suite 520, New York, NY 10022. Hamlin is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY


HARRIS ASSOCIATES L.P.
Harris Associates L.P. ("Harris") is a registered investment adviser under the Investment Advisers Act of 1940. Harris serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The directors and executive officers of Harris, or Harris Associates, Inc. ("HAI"), its general partner, have had as their sole business, profession, vocation or employment during the past two years only their duties as executive officers/employees of Harris; Harris' ultimate parent company, Natixis Global Asset Management; HAI; Harris Associates Investment Trust ("HAIT"), a U.S. registered investment company consisting of the seven Oakmark Funds for which Harris Associates serves as the advisor and sponsor; and/or Harris Associates Securities L.P. ("HASLP"), an affiliated limited-purpose broker-dealer of which Harris is a limited partner. The business address of Harris, HAI, HAIT and HASLP is Two North LaSalle Street, Suite 500, Chicago, Illinois 60602.



NAME AND POSITION                                     CONNECTION WITH
WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY OTHER COMPANY
Robert M. Levy                  HAI                   Director, Chairman and Chief
Chairman, Chief Investment                            Investment Officer, Domestic
Officer, Domestic Equity and                          Equity
Portfolio Manager               HAIT                  Executive Vice President
                                HASLP                 Chairman and Chief Investment
                                                      Officer, Domestic Equity
Kristi L. Rowsell               HAI                   Director and President
President                       HAIT                  Trustee and President
                                HASLP                 President
John N. Desmond                 HAI                   Chief Operating Officer
Chief Operating Officer         HAIT                  Vice President
                                HASLP                 Chief Operating Officer
Thomas E. Herman                HAI                   Chief Financial Officer and
Chief Financial Officer and                           Treasurer
Treasurer                       HAIT                  Vice President and Principal
                                                      Financial Officer, since 2011
                                HASLP                 Chief Financial Officer and
                                                      Treasurer
David G. Herro                  HAI                   Director, Vice President and
Vice President, Chief                                 Chief Investment Officer,
Investment Officer,                                   International Equity
International Equity, Portfolio HAIT                  Vice President and Portfolio
Manager and Analyst                                   Manager (Oakmark Global Select
                                                      Fund, Oakmark International
                                                      Fund and Oakmark International
                                                      Small Cap Fund)
Edward S. Loeb                  HAI                   Vice President
Vice President and Portfolio
Manager
Colin P. McFarland              HAI                   Chief Compliance Officer
Chief Compliance Officer
Clyde S. McGregor               HAI                   Vice President
Vice President and Portfolio    HAIT                  Vice President and Portfolio
Manager                                               Manager (Oakmark Equity and
                                                      Income Fund and Oakmark
                                                      Global Fund)
Michael J. Neary                HAI                   Vice President and Managing
Vice President and Managing                           Director, Marketing and Client
Director, Marketing and Client                        Relations
Relations                       HAIT                  Vice President
William C. Nygren               HAI                   Vice President
Vice President, Portfolio       HAIT                  Vice President and Portfolio

Manager and Analyst                                      Manager (Oakmark Fund,
                                                         Oakmark Select Fund and
                                                         Oakmark Global Select Fund)
Janet L. Reali                HAI                        Director, Vice President, General
Vice President, General                                  Counsel and Secretary
Counsel and Secretary         HAIT                       Vice President, Secretary and
                                                         Chief Legal Officer
                              HASLP                      General Counsel and Chief
                                                         Compliance Officer
Robert A. Taylor              HAI                        Vice President and Director of
Vice President, Director of                              International Research
International Research,       HAIT                       Vice President and Portfolio
Portfolio Manager and Analyst                            Manager (Oakmark Global Fund
                                                         and Oakmark International Fund)
Pierre Servant                HAI                        Director
                              Natixis Global Asset       Chief Executive Officer and
                              Management                 Member of Executive Committee
                              21 quai d'Austerlitz 75013
                              Paris, France
John Hailer                   HAI                        Director
                              Natixis Global Asset       President and Chief Executive
                              Management LLC             Officer
                              399 Boylston Street
                              Boston, MA 02116

HAVERFORD FINANCIAL SERVICES, INC.
Haverford Financial Services, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.



NAME AND POSITION                                          CONNECTION WITH
WITH INVESTMENT ADVISER   NAME OF OTHER COMPANY            OTHER COMPANY
George W. Connell         The Haverford Trust Company      Vice Chairman & Indirect Owner
Vice Chairman & Owner     Haverford Trust Securities, Inc. Vice Chairman & Indirect Owner
                          Drexel Morgan & Co.              CEO,President & Owner
                          McCabe Capital Managers, Ltd.    Director, Indirect Owner
Joseph J. McLaughlin      The Haverford Trust Company      Chairman & CEO
Chairman, CEO & President Haverford Trust Securities, Inc. Registered Representative
Binney H. C. Wietlisbach  The Haverford Trust Company      President
Executive Vice President  Haverford Trust Securities, Inc. CEO & President
Henry B. Smith            The Haverford Trust Company      Vice President & CIO
Vice President and CIO    Haverford Trust Securities, Inc. Registered Representative
David Brune               The Haverford Trust Company      Vice President
Vice President            Haverford Trust Securities, Inc. Registered Representative
John H. Donaldson         The Haverford Trust Company      Vice President
Vice President
Timothy A. Hoyle          The Haverford Trust Company      Vice President
Vice President            Haverford Trust Securities, Inc. Registered Representative

                                       31

NAME AND POSITION                                          CONNECTION WITH
WITH INVESTMENT ADVISER  NAME OF OTHER COMPANY             OTHER COMPANY
Jeffrey M. Bagley        The Haverford Trust Company       Vice President
Vice President
MarieElena V. Ness       The Haverford Trust Company       VP & Chief Compliance Officer
Chief Compliance Officer Haverford Trust Securities, Inc.  Chief Compliance Officer
                         Drexel Morgan & Co.               VP & Chief Compliance Officer
                         Regulatory Compliance Assistance, Sole Member
                         LLC

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY
William V. Heaphy, CFA           Cognapse, Inc.                 Director
CIO, Portfolio Manager


KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Kayne Anderson Capital Advisors, L.P. ("KACALP") serves as an investment sub-adviser for the Cornerstone Advisors Real Assets Fund. The principal address of KACALP is 1800 Avenue of the Stars, Third Floor, Los Angeles, California 90067. KACALP is an investment adviser registered under the Investment Advisers Act of 1940.

KACALP's portfolio manager responsible for the management of the Cornerstone Advisors Real Assets Fund has not engaged in any other business profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee in the last two fiscal years.

LOOMIS, SAYLES & COMPANY, L.P.
Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to the Loomis Sayles Full Discretion Institutional Securitized Fund. The address of Loomis Sayles is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is provided as of [date]. [To be updated by amendment]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY


LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund. LSV serves as the investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The address of LSV is 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

MARSICO CAPITAL MANAGEMENT, LLC
Marsico Capital Management, LLC ("Marsico") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Marsico is 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Marsico has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PARAMETRIC PORTFOLIO ASSOCIATES LLC
Parametric Portfolio Associates LLC ("Parametric") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Parametric is 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101. Parametric is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Parametric has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PENNANT MANAGEMENT, INC.
Pennant Management, Inc. ("Pennant") serves as the investment adviser to the USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund. The address of Pennant is 11270 West Park Place, Suite 1025, Milwaukee, Wisconsin 53224. Pennant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2010 and 2011.



NAME AND POSITION WITH
INVESTMENT ADVISER         NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
Mark A. Elste              U.S. Fiduciary Services      Senior Executive Vice President, COO
CIO                        GreatBanc Trust Company      Director
                           Salem Trust Company          Director
                           USF Affiliate Services, Inc. Director
                           Waretech, Inc.               Director
                           CIB Marine Bancshares, Inc.  Director
                           (CIBM)
Scott M. Conger, Chief     Stone Pillar Advisors, Ltd   Director, Treasury Analysis
Compliance Officer, Senior
Vice President             AMCORE Bank, N.A.            Vice President & Assistant Treasurer
Michael Welgat             U.S. Fiduciary Services      CEO, President, Director
Director                   GreatBanc Trust Company      Director
                           Salem Trust Company          Director
                           USF Affiliate Services, Inc. Director
                           Waretech, Inc.               Director
Todd C. Johnson            U.S. Fiduciary Services      Director

                                       33

NAME AND POSITION WITH
INVESTMENT ADVISER     NAME OF OTHER COMPANY  CONNECTION WITH OTHER COMPANY
Director               Todd C. Johnson        CPA
                       Affinity, Inc.         Director
                       DigiTenna, Inc.        Director
                       Jaws, Inc.             Director & Officer
                       PB Properties, LLC     Managing Partner
                       ALJ Family Partnership General Partner
                       Carl & Irma Swenson    Director & Officer
                       Foundation             Director & Officer
                       RAJ Ministries         Director / Officer
                       New Beginnings Are
                       Possible

PHOCAS FINANCIAL CORPORATION
Phocas Financial Corporation ("Phocas") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of Phocas is 980 Atlantic Avenue, Suite 106, Alameda, CA 94501. Phocas is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of Phocas has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

PNC CAPITAL ADVISORS, LLC
PNC Capital Advisors, LLC ("PNC Capital") serves as adviser to the UA S&P 500 Fund. PNC Capital was formed as a result of the merger of Allegiant Asset Management Company, the former investment adviser to the UA S&P 500 Fund, with its affiliate, PNC Capital Advisors, Inc. PNC Capital is a Delaware limited liability company and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment adviser under the Investment Advisers Act of 1940. Effective January 1, 2009, Allegiant Asset Management Company became an indirect wholly owned subsidiary of PNC. Prior to such date, Allegiant Asset Management Company was an indirect wholly owned subsidiary of National City Corporation. PNC Capital also provides investment advisory to other institutions and individuals and provides investment advisory and administrative services to other investment companies. The information required by this Item 31 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the SEC.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SANDS CAPITAL MANAGEMENT, LLC

Sands Capital Management, LLC ("Sands") serves as the investment adviser to the Sands Capital Global Growth Fund. The principal address of Sands is 1101 Wilson Boulevard, Suite 2300, Arlington, VA 22209. Sands is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of Sands is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

SKY HARBOR CAPITAL MANAGEMENT, LLC
SKY Harbor Capital Management LLC ("SKY Harbor") serves as investment sub-adviser for the Registrant's Westwood Short Duration High Yield Fund. The principal address of SKY Harbor is 20 Horseneck Lane, Greenwich, CT 06830. [To be completed by amendment.]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY


STEELPATH CAPITAL MANAGEMENT, LLC
SteelPath Capital Management, LLC ("SteelPath") serves as an investment sub-adviser for the Cornerstone Advisors Income Opportunities Fund. The principal address of SteelPath is 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. SteelPath is an investment adviser registered under the Investment Advisers Act of 1940.


NAME AND POSITION                                     CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY         OTHER COMPANY
Gabriel Hammond         GKD Index Partners, LLC       Majority Partner
CEO, Portfolio Manager  1717 McKinney Avenue
                        Suite 1450
                        Dallas, TX 75202
                        PostRock Energy Corp.         Past Board Member (2011)
                        210 Park Ave.
                        Suite 2750
                        Oklahoma City, OK 73102
James McCain            Ranger Funds Investment Trust Independent Trustee
CCO                     300 Crescent Court, Ste. 1100
                        Dallas, TX 75201

THOMSON HORSTMANN & BRYANT, INC.
Thomson Horstmann & Bryant, Inc. ("THB") serves as the investment adviser for the Thomson Horstmann & Bryant MicroCap Fund. The principal address of THB is 501 Merritt 7, Norwalk, CT 06851. THB is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment.]




NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER          NAME OF OTHER COMPANY          OTHER COMPANY

TCW INVESTMENT MANAGEMENT COMPANY
TCW Investment Management Company ("TIMCO") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity Fund. The principal address of TIMCO is 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017. TIMCO is an investment adviser registered under the Investment Advisers Act of 1940.

During the last two fiscal years, no director, officer or partner of TIMCO has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940.

For the fiscal years ended October 31, 2010 and 2011, none of the directors, officers or partners of TS&W is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

THORNBURG INVESTMENT MANAGEMENT INC
Thornburg Investment Management Inc ("Thornburg") serves as an investment sub-adviser to the Cornerstone Advisors Global Public Equity Fund. The principal address of Thornburg is 2300 North Ridgetop Road, Santa Fe, New Mexico, 87506. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                          CONNECTION WITH
WITH INVESTMENT ADVISER NAME OF OTHER COMPANY              OTHER COMPANY
Garrett Thornburg,      Thornburg Securities Corporation,  Chairman
Chairman                2300 North Ridgetop Road, Santa Fe
                        NM 87506
                        Thornburg Investment Trust, 2300   Chairman
                        North Ridgetop Road, Santa Fe NM
                        87506
                        Thornburg Mortgage Advisory        President, Director
                        Corporation, 2300 North Ridgetop
                        Road, Santa Fe NM 87506
                        WEL, Inc., 2300 North Ridgetop     Chairman, controlling interest
                        Road, Santa Fe NM 87506
                        Chamisa Energy, 2300 North         Wel, Inc. is the managing
                        Ridgetop Road, Santa Fe NM 87506   member and has a controlling
                                                           interest

TURNER INVESTMENTS, L.P.
Turner Investments, L.P. ("Turner") serves as an investment sub-adviser for the Cornerstone Advisors Global Public Equity and Cornerstone Advisors Public Alternatives Funds. The principal address of

Turner is 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312-2414. Turner is an investment adviser registered under the Investment Advisers Act of 1940.



NAME AND POSITION                                               CONNECTION WITH
WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY           OTHER COMPANY
Thomas R. Trala                 Turner Funds                    President and Trustee
Chief Operating Officer,        P.O. Box 219805
Executive Managing Director,    Kansas City, MO 64121-9805
Secretary                       Turner International Ltd.       Trustee
                                12 Plumtree Court
                                London, EC4A 4HT
                                Turner Investment Partners      Director
                                (Australia) Pty. Ltd.
                                c/o Compliance & Risk Services
                                Pty. Ltd.
                                Level 9 Exhibition Street
                                Melbourne, Victoria 3000
                                Australia
Mark D. Turner                  Turner International Ltd.       Trustee
President, Senior               12 Plumtree Court
Portfolio Manager               London, EC4A 4HT
                                The Haverford School            Trustee
                                450 Lancaster Avenue,
                                Haverford, PA 19041
                                CityTeam Ministries (Chester)   Board Member
                                11 West 7(th) Street,
                                Chester, PA 19013
                                The Philadelphia Ronald         Board Member
                                McDonald House
                                3925 Chestnut Street,
                                Philadelphia, PA 19104-3110
Robert E. Turner                Bradley University              Trustee
Chairman, Chief Investment      1501 W. Bradley Ave
Officer                         Peoria, IL 61625
                                Delaware Valley Friends School  Board Member
                                19 East Central Avenue,
                                Paoli, PA 19301
                                University of Notre Dame School Advisory Council Member
                                of Architecture
                                110 Bond Hall,
                                Notre Dame, IN 46556
Christopher K. McHugh           Philadelphia University         Trustee
Vice Chairman, Senior Portfolio 4201 Henry Avenue,
Manager                         Philadelphia, PA 19144-5497

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the Westwood Income Opportunity Fund, Westwood SMidCap Fund, Westwood SMidCap Plus Fund, Westwood LargeCap Value Fund, Westwood SmallCap Value Fund, Westwood Dividend Growth Fund, Westwood Balanced Fund and Westwood Short Duration High Yield Fund. The principal address of Westwood is 200

Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2010 and 2011.



NAME AND POSITION             NAME OF OTHER COMPANY          CONNECTION WITH
WITH INVESTMENT ADVISER                                      OTHER COMPANY
Susan Byrne                   Westwood Holdings Group, Inc.* Chief Investment Officer and
Chief Investment Officer and  (NYSE: WHG)                    Chairman of the Board
Chairman of the Board
Brian Casey                   Westwood Holdings Group, Inc.* President and Chief Executive
President and Chief Executive (NYSE: WHG)                    Officer and Director
Officer and Director          Westwood Trust**               President and Director
William R. Hardcastle         Westwood Holdings Group, Inc.* Chief Financial Officer
Chief Financial Officer       (NYSE: WHG)
                              Westwood Advisors, LLC***      Chief Financial Officer
Sylvia L. Fry                 Westwood Holdings Group, Inc.* Chief Compliance Officer
Chief Compliance Officer      (NYSE: WHG)
                              Westwood Trust**               Chief Compliance Officer
                              Westwood Advisors, LLC***      Chief Compliance Officer

* Westwood Management Corp., Westwood Trust, and Westwood Advisors, LLC are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).

** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

*** Westwood Advisors, LLC (formerly McCarthy Group Advisors, LLC) is an SEC registered investment adviser located in Omaha, NE that manages investment Limited Liability Companies and an investment Limited Partnership.

ITEM 32.

PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                               July 15, 1982
SEI Liquid Asset Trust                               November 29, 1982
SEI Tax Exempt Trust                                 December 3, 1982
SEI Institutional Managed Trust                      January 22, 1987
SEI Institutional International Trust                August 30, 1988
The Advisors' Inner Circle Fund                      November 14, 1991
The Advisors' Inner Circle Fund II                   January 28, 1993
Bishop Street Funds                                  January 27, 1995
SEI Asset Allocation Trust                           April 1, 1996
SEI Institutional Investments Trust                  June 14, 1996
CNI Charter Funds                                    April 1, 1999
iShares Inc.                                         January 28, 2000
iShares Trust                                        April 25, 2000
Optique Funds, Inc.                                  November 1, 2000
Causeway Capital Management Trust                    September 20, 2001
BlackRock Funds III (f/k/a Barclays Global Investors
Funds)                                               March 31, 2003
The Arbitrage Funds                                  May 17, 2005
ProShares Trust                                      November 14, 2005
Community Reinvestment Act Qualified Investment Fund January 8, 2007
SEI Alpha Strategy Portfolios, LP                    June 29, 2007
TD Asset Management USA Funds                        July 25, 2007
SEI Structured Credit Fund, LP                       July 31, 2007
Wilshire Mutual Funds, Inc.                          July 12, 2008
Wilshire Variable Insurance Trust                    July 12, 2008
Global X Funds                                       October 24, 2008
ProShares Trust II                                   November 17, 2008
Exchange Traded Concepts Trust                       August 7, 2009
Schwab Strategic Trust                               October 12, 2009
RiverPark Funds                                      September 8, 2010
Adviser Managed Trust                                February 16, 2011
New Covenant Funds                                   April 2, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                    POSITION AND OFFICE                  POSITIONS AND OFFICES
NAME                WITH UNDERWRITER                     WITH REGISTRANT
--------------------------------------------------------------------------------
William M. Doran    Director                                     --
Edward D. Loughlin  Director                                     --
Wayne M. Withrow    Director                                     --
Kevin P. Barr       President & Chief Executive Officer          --
Maxine J. Chou      Chief Financial Officer, Chief Operations    --
                    Officer, & Treasurer
Karen E. LaTourette Chief Compliance Officer, Anti-Money
                    Laundering Officer & Assistant Secretary     --
John C. Munch       General Counsel & Secretary                  --
Mark J. Held        Senior Vice President                        --
Lori L. White       Vice President & Assistant Secretary         --
John P. Coary       Vice President & Assistant Secretary         --
John J. Cronin      Vice President                               --
Robert M. Silvestri Vice President                               --


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:



        U.S. Bank, National Association      Union Bank of California, N.A.
        800 Nicollett Mall                   475 Sansome Street
        Minneapolis, Minnesota 55402-4302    15(th) Floor
                                             San Francisco, California 94111

        National City Bank                   The Northern Trust Company
        National City Center                 50 LaSalle Street
        1900 East Ninth Street               Chicago, Illinois 60675
        Cleveland, Ohio 44114

(b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:


         SEI Investments Global Funds Services
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456

(c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f), the required books and records are maintained at the offices of the Registrant's investment advisers:


         Acadian Asset Management LLC
         One Post Office Square, 20th Floor
         Boston, Massachusetts 02109

         AIG Asset Management (U.S.), LLC
         70 Pine Street, 20th Floor
         New York, New York 10270

         Allianz Global Investors Capital LLC
         600 West Broadway, Suite 2900
         San Diego, CA 92101

         AlphaOne Investment Services, LLC
         One Tower Bridge
         100 Front Street, Suite 1250
         West Conshohocken, PA 19428

         AlphaSimplex Group, LLC
         One Cambridge Center
         Cambridge, Massachusetts 02142

         AQR Capital Management, LLC
         Two Greenwich Plaza, 3rd Floor
         Greenwich, Connecticut 06830

         Aviva Investors North America, Inc.
         699 Walnut Street, Suite 1700
         Des Moines, Iowa 50309

         BlackRock Financial Management, LLC
         55 East 52(nd) Street
         New York, NY 10055

         Cambiar Investors LLC
         2401 East Second Street, Suite 400
         Denver, Colorado 80206

         CBRE Clarion Securities LLC
         201 King of Prussia Road, Suite 600
         Radnor, PA 19087

         Citigroup First Investment Management Americas LLC
         388 Greenwich Street
         New York, New York 10013

         ClariVest Asset Management LLC
         11452 El Camino Real, Suite 250
         San Diego, CA 92130

         Cornerstone Advisors, Inc.
         225 108th Avenue NE, Suite 400
         Bellevue, Washington 98004-5782

         Cramer Rosenthal McGlynn LLC
         520 Madison Avenue, 20th Floor
         New York, New York 10022

         C. S. McKee, LLP
         One Gateway Center
         Pittsburgh, Pennsylvania 15222

         Driehaus Capital Management LLC
         25 East Erie Street
         Chicago, Illinois 60611-2703

         Edgewood Management LLC
         305 Park Avenue, 18th Floor
         New York, New York 10022-6057

         Fairpointe Capital LLC
         One North Franklin Street, Suite 3300
         Chicago, Illinois 60606-2401

         First Manhattan Co.
         437 Madison Avenue
         New York, New York 10022-7022

         Hamlin Capital Management, LLC
         477 Madison Avenue, Suite 520
         New York, NY 10022

         Harris Associates L.P.
         Two North LaSalle Street, Suite 500
         Chicago, Illinois 60602-3790

         Harvest Global Investments Limited
         31/F One Exchange Square 8 Connaught Place, Central
         Hong Kong

         Haverford Investment Management, Inc.
         Three Radnor Corporate Center, Suite 450
         Radnor, Pennsylvania 19087-4546

         HGK Asset Management, Inc.
         Newport Tower
         525 Washington Blvd.
         Jersey City, New Jersey 07310

         Investment Counselors of Maryland, LLC
         803 Cathedral Street
         Baltimore, Maryland 21201

         Kayne Anderson Capital Advisors, L.P.
         1800 Avenue of the Stars, Third Floor
         Los Angeles, California 90067

         Loomis, Sayles & Company, L.P.
         One Financial Center
         Boston, Massachusetts 02111-2621

         LSV Asset Management
         One North Wacker Drive
         Chicago, Illinois 60606

         Marsico Capital Management, LLC
         1200 17th Street, Suite 1600
         Denver, Colorado 80202-5824

         Parametric Portfolio Associates LLC
         1151 Fairview Avenue North
         Seattle, Washington 98109

         Pennant Management, Inc.
         11270 West Park Place, Suite 1025
         Milwaukee, Wisconsin 53224

         Phocas Financial Corporation
         980 Atlantic Avenue, Suite 106
         Alameda, California 94501-1001

         PNC Capital Advisors, LLC
         200 Public Square
         Cleveland, Ohio 44114

         Rice Hall James & Associates, LLC
         600 West Broadway, Suite 1000
         San Diego, California 92101-3383

         Sands Capital Management, LLC
         1101 Wilson Boulevard, Suite 2300
         Arlington, VA 22209

         SKY Harbor Capital Management, LLC
         20 Horseneck Lane
         Greenwich, CT 06830

         SteelPath Capital Management, LLC
         2100 McKinney Ave., Suite 1401
         Dallas, Texas 75201

         TCW Investment Management Company
         865 South Figueroa Street, Suite 1800
         Los Angeles, CA 90017

         Thomson Horstmann & Bryant, Inc.
         501 Merritt 7
         Norwalk, CT 06851

         Thompson, Siegel & Walmsley LLC
         5000 Monument Avenue,
         P.O. Box 6883
         Richmond, Virginia 23230

         Thornburg Investment Management Inc
         2300 North Ridgetop Road
         Santa Fe, New Mexico 87506

         Turner Investments, L.P.
         1205 Westlakes Drive, Suite 100
         Berwyn, Pennsylvania 19312-2414

         Westwood Management Corp.
         200 Crescent Court, Suite 1200
         Dallas, Texas 75201

ITEM 34. MANAGEMENT SERVICES: None.

ITEM 35. UNDERTAKINGS: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 196 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 17th day of September, 2012.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:         *
                                                 -------------------------------
                                                 Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


        *                                 Trustee                               September 17, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               September 17, 2012
-------------------------
John K. Darr

        *                                 Trustee                               September 17, 2012
-------------------------
William M. Doran

        *                                 Trustee                               September 17, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               September 17, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               September 17, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               September 17, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               September 17, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               September 17, 2012
-------------------------
James M. Storey

        *                                 Trustee                               September 17, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             September 17, 2012
-------------------------
Michael Beattie

        *                                  Treasurer, Controller &              September 17, 2012
-------------------------                  Chief Financial Officer
Michael Lawson


*By: /s/ Dianne M. Sulzbach
     ----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment
     No. 179, filed on February 28, 2012

